Vanguard Short-Term Corporate Bond Index Fund

Schedule of Investments (unaudited)
As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
U.S. Government Securities (0.0%)
	United States Treasury Note/Bond	0.125%	4/30/22	6,510	6,505
	United States Treasury Note/Bond	0.375%	4/30/25	502	503
Total U.S. Government and Agency Obligations (Cost $7,008)					7,008
Corporate Bonds (99.0%)
Finance (41.0%)
	Banking (33.1%)
	Ally Financial Inc.	4.125%	2/13/22	11,860	12,127
	Ally Financial Inc.	4.625%	5/19/22	4,905	5,040
	Ally Financial Inc.	3.875%	5/21/24	17,213	17,385
	Ally Financial Inc.	5.125%	9/30/24	20,279	21,141
	Ally Financial Inc.	4.625%	3/30/25	400	408
	American Express Co.	3.700%	11/5/21	30,908	32,155
	American Express Co.	2.750%	5/20/22	22,789	23,647
	American Express Co.	2.500%	8/1/22	42,372	43,855
	American Express Co.	2.650%	12/2/22	28,551	29,801
	American Express Co.	3.400%	2/27/23	35,299	37,594
	American Express Co.	3.700%	8/3/23	16,658	17,961
	American Express Co.	3.400%	2/22/24	23,026	24,817
	American Express Co.	2.500%	7/30/24	11,874	12,536
	American Express Co.	3.000%	10/30/24	7,055	7,533
	American Express Co.	3.625%	12/5/24	9,342	10,245
	American Express Credit Corp.	2.700%	3/3/22	32,761	33,830
	Associated Bank NA	3.500%	8/13/21	4,740	4,835
	Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	18,674	19,002
	Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	15,891	16,330
	Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	8,212	8,510
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	20,017	20,900
	Australia & New Zealand Banking Group Ltd.	2.050%	11/21/22	886	913
	Banco Santander SA	3.500%	4/11/22	19,545	20,183
	Banco Santander SA	3.125%	2/23/23	12,207	12,555
	Banco Santander SA	3.848%	4/12/23	12,629	13,273
	Banco Santander SA	2.706%	6/27/24	29,680	30,694
	Banco Santander SA	2.746%	5/28/25	10,000	10,207
	Bancolombia SA	3.000%	1/29/25	14,195	13,734
1	BancorpSouth Bank	4.125%	11/20/29	800	782
	Bank of America Corp.	5.000%	5/13/21	466	486
	Bank of America Corp.	5.700%	1/24/22	9,799	10,546
	Bank of America Corp.	2.503%	10/21/22	4,101	4,194
	Bank of America Corp.	3.300%	1/11/23	32,939	34,832
1	Bank of America Corp.	3.124%	1/20/23	38,376	39,576
1	Bank of America Corp.	2.881%	4/24/23	20,774	21,396
1	Bank of America Corp.	2.816%	7/21/23	27,553	28,533
	Bank of America Corp.	4.100%	7/24/23	27,816	30,321
1	Bank of America Corp.	3.004%	12/20/23	104,653	109,112

Bank of America Corp.	4.125%	1/22/24	44,663	49,251
1 Bank of America Corp.	3.550%	3/5/24	61,016	64,837
Bank of America Corp.	4.000%	4/1/24	24,672	27,261
1 Bank of America Corp.	1.486%	5/19/24	10,000	10,149
1 Bank of America Corp.	3.864%	7/23/24	49,803	53,910
Bank of America Corp.	4.200%	8/26/24	32,483	35,787
Bank of America Corp.	4.000%	1/22/25	56,022	61,009
1 Bank of America Corp.	3.458%	3/15/25	48,299	51,972
Bank of America Corp.	3.950%	4/21/25	49,880	54,496
1 Bank of America Corp.	3.093%	10/1/25	35,675	37,947
1 Bank of America Corp.	2.456%	10/22/25	28,490	29,599
1 Bank of America Corp.	3.366%	1/23/26	31,698	34,022
1 Bank of America Corp.	2.015%	2/13/26	20,270	20,623
Bank of America Corp.	3.500%	4/19/26	500	553
1 Bank of America NA	3.335%	1/25/23	3,828	3,978
Bank of Montreal	1.900%	8/27/21	35,332	35,906
Bank of Montreal	2.900%	3/26/22	37,235	38,684
Bank of Montreal	2.350%	9/11/22	17,421	18,163
Bank of Montreal	2.050%	11/1/22	3,915	3,990
Bank of Montreal	2.550%	11/6/22	10,683	11,169
Bank of Montreal	3.300%	2/5/24	37,349	39,935
Bank of Montreal	2.500%	6/28/24	7,090	7,406
Bank of Montreal	1.850%	5/1/25	20,858	21,282
1 Bank of Montreal	4.338%	10/5/28	7,767	8,175
Bank of New York Mellon Corp.	3.550%	9/23/21	9,567	9,914
Bank of New York Mellon Corp.	2.600%	2/7/22	32,874	33,904
Bank of New York Mellon Corp.	1.950%	8/23/22	22,705	23,414
Bank of New York Mellon Corp.	1.850%	1/27/23	12,692	13,088
Bank of New York Mellon Corp.	2.950%	1/29/23	13,771	14,581
Bank of New York Mellon Corp.	3.500%	4/28/23	11,300	12,177
1 Bank of New York Mellon Corp.	2.661%	5/16/23	12,630	13,074
Bank of New York Mellon Corp.	3.450%	8/11/23	14,246	15,601
Bank of New York Mellon Corp.	2.200%	8/16/23	22,265	23,158
Bank of New York Mellon Corp.	3.650%	2/4/24	9,428	10,410
Bank of New York Mellon Corp.	3.400%	5/15/24	6,281	6,849
Bank of New York Mellon Corp.	3.250%	9/11/24	8,013	8,744
Bank of New York Mellon Corp.	2.100%	10/24/24	15,159	15,881
Bank of New York Mellon Corp.	3.000%	2/24/25	11,694	12,686
Bank of New York Mellon Corp.	1.600%	4/24/25	16,150	16,741
Bank of Nova Scotia	2.800%	7/21/21	18,076	18,528
Bank of Nova Scotia	2.700%	3/7/22	34,263	35,515
Bank of Nova Scotia	2.450%	9/19/22	11,240	11,693
Bank of Nova Scotia	2.000%	11/15/22	13,901	14,303
Bank of Nova Scotia	2.375%	1/18/23	4,264	4,387
Bank of Nova Scotia	1.950%	2/1/23	16,356	16,632
Bank of Nova Scotia	1.625%	5/1/23	29,852	30,254
Bank of Nova Scotia	3.400%	2/11/24	11,080	11,919
Bank of Nova Scotia	2.200%	2/3/25	11,767	12,191
1 Bank of Nova Scotia	4.650%	12/31/49	4,050	3,868
Barclays Bank plc	2.650%	1/11/21	2	2
Barclays Bank plc	3.750%	5/15/24	2,100	2,267
Barclays plc	3.250%	1/12/21	20	20
Barclays plc	3.200%	8/10/21	25,264	25,738
Barclays plc	3.684%	1/10/23	20,058	20,637
1 Barclays plc	4.610%	2/15/23	39,999	41,798
1 Barclays plc	4.338%	5/16/24	32,859	34,872
Barclays plc	4.375%	9/11/24	8,800	9,307

Barclays plc	3.650%	3/16/25	25,793	27,599
1 Barclays plc	3.932%	5/7/25	16,938	17,993
1 Barclays plc	2.852%	5/7/26	39,000	39,865
BBVA USA	3.500%	6/11/21	8,360	8,475
BBVA USA	2.875%	6/29/22	8,346	8,409
BBVA USA	2.500%	8/27/24	15,230	15,078
BBVA USA	3.875%	4/10/25	11,066	11,319
BNP Paribas SA	3.250%	3/3/23	10,740	11,441
BNP Paribas SA	4.250%	10/15/24	14,326	15,408
BPCE SA	2.750%	12/2/21	13,291	13,607
2 BPCE SA	3.000%	5/22/22	4,300	4,408
BPCE SA	4.000%	4/15/24	29,679	32,397
Canadian Imperial Bank of Commerce	2.550%	6/16/22	22,936	23,689
1 Canadian Imperial Bank of Commerce	2.606%	7/22/23	13,520	13,906
Canadian Imperial Bank of Commerce	3.500%	9/13/23	18,610	20,176
Canadian Imperial Bank of Commerce	3.100%	4/2/24	10,959	11,622
Canadian Imperial Bank of Commerce	2.250%	1/28/25	7,320	7,493
1 Capital One Bank USA NA	2.014%	1/27/23	9,415	9,394
Capital One Bank USA NA	3.375%	2/15/23	25,751	26,478
1 Capital One Bank USA NA	2.280%	1/28/26	14,850	14,611
Capital One Financial Corp.	4.750%	7/15/21	21,279	22,158
Capital One Financial Corp.	3.050%	3/9/22	17,429	17,976
Capital One Financial Corp.	3.200%	1/30/23	11,451	11,783
Capital One Financial Corp.	3.500%	6/15/23	27,910	29,417
Capital One Financial Corp.	3.900%	1/29/24	15,911	16,885
Capital One Financial Corp.	3.750%	4/24/24	10,222	10,835
Capital One Financial Corp.	3.300%	10/30/24	18,214	19,083
Capital One Financial Corp.	3.200%	2/5/25	30,906	32,219
Capital One NA	2.950%	7/23/21	22,880	23,244
Capital One NA	2.250%	9/13/21	12,110	12,240
Capital One NA	2.650%	8/8/22	16,445	16,859
Capital One NA	2.150%	9/6/22	39,073	39,568
Citibank NA	3.400%	7/23/21	10,306	10,616
Citibank NA	3.650%	1/23/24	34,102	37,211
Citigroup Inc.	2.350%	8/2/21	39,133	39,817
Citigroup Inc.	2.900%	12/8/21	55,316	56,840
Citigroup Inc.	4.500%	1/14/22	34,056	35,972
Citigroup Inc.	2.750%	4/25/22	35,749	36,868
Citigroup Inc.	4.050%	7/30/22	12,651	13,333
Citigroup Inc.	2.700%	10/27/22	10,144	10,513
1 Citigroup Inc.	2.312%	11/4/22	16,617	16,828
1 Citigroup Inc.	3.142%	1/24/23	46,744	48,029
Citigroup Inc.	3.375%	3/1/23	7,180	7,548
Citigroup Inc.	3.500%	5/15/23	23,856	25,169
1 Citigroup Inc.	2.876%	7/24/23	45,341	46,699
Citigroup Inc.	3.875%	10/25/23	12,256	13,305
1 Citigroup Inc.	1.678%	5/15/24	10,000	10,074
1 Citigroup Inc.	4.044%	6/1/24	32,973	35,489
Citigroup Inc.	3.750%	6/16/24	14,628	15,907
Citigroup Inc.	4.000%	8/5/24	8,332	8,942
Citigroup Inc.	3.875%	3/26/25	16,368	17,660
1 Citigroup Inc.	3.352%	4/24/25	42,938	45,635
Citigroup Inc.	3.300%	4/27/25	21,299	23,103
1 Citigroup Inc.	3.106%	4/8/26	41,700	43,894
Citizens Bank NA	2.650%	5/26/22	11,741	12,035
Citizens Bank NA	3.250%	2/14/22	13,274	13,680
Citizens Bank NA	3.700%	3/29/23	16,137	17,047

Citizens Financial Group Inc.	2.375%	7/28/21	5,799	5,831
Comerica Bank	2.500%	7/23/24	4,455	4,586
Comerica Inc.	3.700%	7/31/23	11,029	11,769
2 Commonwealth Bank of Australia	2.750%	3/10/22	3,500	3,623
2 Commonwealth Bank of Australia	3.450%	3/16/23	4,000	4,271
2 Commonwealth Bank of Australia	3.350%	6/4/24	2,350	2,548
Cooperatieve Rabobank UA	3.125%	4/26/21	4,150	4,243
Cooperatieve Rabobank UA	2.750%	1/10/22	22,250	22,947
Cooperatieve Rabobank UA	3.875%	2/8/22	57,893	60,972
Cooperatieve Rabobank UA	3.950%	11/9/22	11,763	12,296
Cooperatieve Rabobank UA	2.750%	1/10/23	19,995	20,974
Cooperatieve Rabobank UA	4.625%	12/1/23	24,546	26,779
Cooperatieve Rabobank UA	3.375%	5/21/25	8,138	8,879
Credit Suisse AG	3.000%	10/29/21	38,501	39,704
Credit Suisse AG	2.100%	11/12/21	16,971	17,311
Credit Suisse AG	3.625%	9/9/24	50,675	55,238
Credit Suisse AG	2.800%	4/8/22	2,064	2,139
Credit Suisse AG	2.950%	4/9/25	39,750	42,649
2 Credit Suisse Group AG	3.574%	1/9/23	7,175	7,382
Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	37,000	37,430
Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	16,277	17,157
Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	22,106	23,439
Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	31,693	34,352
Deutsche Bank AG	3.150%	1/22/21	18,000	17,938
Deutsche Bank AG	4.250%	10/14/21	47,492	48,270
Deutsche Bank AG	3.300%	11/16/22	10,580	10,620
Deutsche Bank AG	3.950%	2/27/23	13,500	13,789
Deutsche Bank AG	3.700%	5/30/24	23,730	23,908
Deutsche Bank AG	3.700%	5/30/24	5,053	5,110
Deutsche Bank AG	5.000%	2/14/22	12,412	12,786
1 Deutsche Bank AG	3.961%	11/26/25	25,095	25,805
Discover Bank	3.200%	8/9/21	8,062	8,143
Discover Bank	3.350%	2/6/23	16,033	16,433
Discover Bank	4.200%	8/8/23	21,412	22,649
Discover Bank	2.450%	9/12/24	9,664	9,725
1 Discover Bank	4.682%	8/9/28	9,840	9,877
Discover Financial Services	5.200%	4/27/22	7,628	7,964
Discover Financial Services	3.850%	11/21/22	12,486	12,774
Discover Financial Services	3.950%	11/6/24	8,814	9,125
Discover Financial Services	3.750%	3/4/25	9,050	9,353
Fifth Third Bancorp	3.500%	3/15/22	13,884	14,509
Fifth Third Bancorp	2.600%	6/15/22	11,167	11,531
Fifth Third Bancorp	1.625%	5/5/23	4,000	4,075
Fifth Third Bancorp	4.300%	1/16/24	15,291	16,530
Fifth Third Bancorp	3.650%	1/25/24	28,048	30,367
Fifth Third Bancorp	2.375%	1/28/25	2,809	2,899
Fifth Third Bank	2.250%	6/14/21	6,614	6,713
Fifth Third Bank	3.350%	7/26/21	14,479	14,877
Fifth Third Bank	2.875%	10/1/21	15,936	16,281
Fifth Third Bank	1.800%	1/30/23	11,420	11,585
First Horizon National Corp.	3.500%	12/15/20	8,345	8,397
First Horizon National Corp.	4.000%	5/26/25	7,000	7,035
First Niagara Financial Group Inc.	7.250%	12/15/21	418	444
First Republic Bank	2.500%	6/6/22	6,163	6,309
1 First Republic Bank	1.912%	2/12/24	8,200	8,296
FNB Corp.	2.200%	2/24/23	3,500	3,490
Goldman Sachs Group Inc.	5.250%	7/27/21	60,507	63,461

Goldman Sachs Group Inc.	2.350%	11/15/21	33,464	33,676
Goldman Sachs Group Inc.	5.750%	1/24/22	82,135	88,365
Goldman Sachs Group Inc.	3.000%	4/26/22	37,540	38,202
1 Goldman Sachs Group Inc.	2.876%	10/31/22	63,478	64,829
Goldman Sachs Group Inc.	3.625%	1/22/23	24,170	25,804
Goldman Sachs Group Inc.	3.200%	2/23/23	12,951	13,616
1 Goldman Sachs Group Inc.	2.908%	6/5/23	36,797	37,749
1 Goldman Sachs Group Inc.	2.905%	7/24/23	36,742	37,753
Goldman Sachs Group Inc.	3.625%	2/20/24	27,567	29,631
Goldman Sachs Group Inc.	4.000%	3/3/24	35,577	38,695
Goldman Sachs Group Inc.	3.850%	7/8/24	37,136	40,336
Goldman Sachs Group Inc.	3.500%	1/23/25	52,355	56,491
Goldman Sachs Group Inc.	3.500%	4/1/25	84,178	90,278
Goldman Sachs Group Inc.	3.750%	5/22/25	9,406	10,242
1 Goldman Sachs Group Inc.	3.272%	9/29/25	14,542	15,357
HSBC Holdings plc	2.650%	1/5/22	47,600	48,738
HSBC Holdings plc	4.875%	1/14/22	9,900	10,495
HSBC Holdings plc	4.000%	3/30/22	13,486	14,202
1 HSBC Holdings plc	3.262%	3/13/23	53,983	55,712
HSBC Holdings plc	3.600%	5/25/23	27,338	29,075
1 HSBC Holdings plc	3.033%	11/22/23	14,075	14,568
HSBC Holdings plc	4.250%	3/14/24	38,088	40,554
1 HSBC Holdings plc	3.950%	5/18/24	23,394	24,984
1 HSBC Holdings plc	3.803%	3/11/25	57,538	61,625
1 HSBC Holdings plc	2.633%	11/7/25	6,099	6,261
HSBC USA Inc.	3.500%	6/23/24	16,084	17,426
Huntington Bancshares Inc.	7.000%	12/15/20	7,060	7,272
Huntington Bancshares Inc.	2.300%	1/14/22	20,808	21,226
Huntington Bancshares Inc.	2.625%	8/6/24	14,408	14,920
Huntington National Bank	3.125%	4/1/22	7,935	8,183
Huntington National Bank	2.500%	8/7/22	5,450	5,599
Huntington National Bank	1.800%	2/3/23	15,071	15,339
Huntington National Bank	3.550%	10/6/23	10,813	11,705
ING Groep NV	3.150%	3/29/22	25,785	26,665
ING Groep NV	4.100%	10/2/23	17,512	18,951
ING Groep NV	3.550%	4/9/24	18,930	20,287
2 Intesa Sanpaolo SPA	3.375%	1/12/23	2,800	2,811
Intesa Sanpaolo SPA	5.250%	1/12/24	9,142	9,671
JPMorgan Chase & Co.	2.400%	6/7/21	15,869	16,126
JPMorgan Chase & Co.	2.295%	8/15/21	25,793	25,876
JPMorgan Chase & Co.	4.350%	8/15/21	44,343	46,394
JPMorgan Chase & Co.	4.500%	1/24/22	59,832	63,479
1 JPMorgan Chase & Co.	3.514%	6/18/22	25,177	25,859
JPMorgan Chase & Co.	3.250%	9/23/22	32,636	34,354
JPMorgan Chase & Co.	2.972%	1/15/23	46,288	47,933
JPMorgan Chase & Co.	3.200%	1/25/23	19,984	21,161
1 JPMorgan Chase & Co.	3.207%	4/1/23	38,656	40,060
1 JPMorgan Chase & Co.	2.776%	4/25/23	30,096	31,074
JPMorgan Chase & Co.	3.375%	5/1/23	41,218	43,848
JPMorgan Chase & Co.	2.700%	5/18/23	38,464	40,339
JPMorgan Chase & Co.	3.875%	2/1/24	22,300	24,617
1 JPMorgan Chase & Co.	3.559%	4/23/24	40,365	42,995
JPMorgan Chase & Co.	3.625%	5/13/24	32,264	35,296
1 JPMorgan Chase & Co.	1.514%	6/1/24	10,000	10,089
1 JPMorgan Chase & Co.	3.797%	7/23/24	26,935	28,951
JPMorgan Chase & Co.	3.875%	9/10/24	30,792	33,763
1 JPMorgan Chase & Co.	4.023%	12/5/24	32,511	35,397

JPMorgan Chase & Co.	3.125%	1/23/25	38,376	41,356
1 JPMorgan Chase & Co.	3.220%	3/1/25	44,996	48,176
1 JPMorgan Chase & Co.	2.301%	10/15/25	20,857	21,509
1 JPMorgan Chase & Co.	2.005%	3/13/26	35,000	35,700
1 JPMorgan Chase & Co.	2.083%	4/22/26	71,645	73,236
JPMorgan Chase & Co.	4.125%	12/15/26	10,000	11,418
KeyBank NA	3.350%	6/15/21	7,375	7,595
KeyBank NA	2.500%	11/22/21	12,594	12,891
KeyBank NA	2.400%	6/9/22	5,844	5,971
KeyBank NA	2.300%	9/14/22	11,991	12,362
KeyBank NA	3.375%	3/7/23	11,990	12,769
1 KeyBank NA	3.180%	10/15/27	4,775	4,937
KeyBank NA	3.300%	2/1/22	8,765	9,090
KeyBank NA	1.250%	3/10/23	7,950	8,049
Lloyds Bank plc	6.375%	1/21/21	14,860	15,361
Lloyds Banking Group plc	3.100%	7/6/21	17,644	18,001
Lloyds Banking Group plc	3.000%	1/11/22	27,840	28,468
1 Lloyds Banking Group plc	2.858%	3/17/23	29,100	29,752
Lloyds Banking Group plc	4.050%	8/16/23	31,401	33,534
1 Lloyds Banking Group plc	2.907%	11/7/23	27,655	28,346
Lloyds Banking Group plc	3.900%	3/12/24	15,190	16,185
Lloyds Banking Group plc	4.500%	11/4/24	21,997	23,636
Lloyds Banking Group plc	4.450%	5/8/25	4,459	4,931
1 Lloyds Banking Group plc	3.870%	7/9/25	20,732	22,030
1 Lloyds Banking Group plc	2.438%	2/5/26	20,000	20,121
M&T Bank Corp.	3.550%	7/26/23	10,286	11,169
Manufacturers & Traders Trust Co.	2.625%	1/25/21	8,552	8,653
Manufacturers & Traders Trust Co.	2.500%	5/18/22	10,508	10,876
Manufacturers & Traders Trust Co.	2.900%	2/6/25	5,420	5,823
Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	14,693	15,135
Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	18,271	18,615
Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	21,260	21,928
Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	22,038	22,839
Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	9,985	10,281
Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	34,050	35,080
Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	27,575	29,321
Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	47,039	50,413
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	10,350	10,665
Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	37,767	40,198
Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	23,210	24,267
Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	28,010	28,704
Mizuho Financial Group Inc.	2.273%	9/13/21	21,629	22,069
Mizuho Financial Group Inc.	2.953%	2/28/22	22,854	23,573
Mizuho Financial Group Inc.	2.601%	9/11/22	6,975	7,169
Mizuho Financial Group Inc.	3.549%	3/5/23	9,622	10,154
1 Mizuho Financial Group Inc.	2.721%	7/16/23	7,380	7,517
1 Mizuho Financial Group Inc.	3.922%	9/11/24	24,520	26,227
1 Mizuho Financial Group Inc.	2.839%	7/16/25	13,710	14,117
1 Mizuho Financial Group Inc.	2.555%	9/13/25	9,075	9,314
Morgan Stanley	5.750%	1/25/21	28	29
Morgan Stanley	5.500%	7/28/21	36,394	38,319
Morgan Stanley	2.625%	11/17/21	37,795	38,835
Morgan Stanley	2.750%	5/19/22	48,860	50,696
Morgan Stanley	4.875%	11/1/22	31,144	33,617
Morgan Stanley	3.125%	1/23/23	34,952	36,919
Morgan Stanley	3.750%	2/25/23	48,455	51,816
Morgan Stanley	4.100%	5/22/23	41,189	44,172

1 Morgan Stanley	3.737%	4/24/24	56,748	60,590
Morgan Stanley	3.875%	4/29/24	54,240	59,320
Morgan Stanley	3.700%	10/23/24	49,411	54,615
1 Morgan Stanley	2.720%	7/22/25	21,197	22,263
Morgan Stanley	4.000%	7/23/25	6,815	7,618
Morgan Stanley	5.000%	11/24/25	10,000	11,511
1 Morgan Stanley	2.188%	4/28/26	21,360	21,954
MUFG Americas Holdings Corp.	3.500%	6/18/22	3,475	3,619
MUFG Americas Holdings Corp.	3.000%	2/10/25	8,841	9,018
MUFG Union Bank NA	3.150%	4/1/22	24,899	25,858
MUFG Union Bank NA	2.100%	12/9/22	10,223	10,418
National Australia Bank Ltd.	2.500%	1/12/21	10,975	11,111
National Australia Bank Ltd.	2.625%	1/14/21	30	30
National Australia Bank Ltd.	1.875%	7/12/21	9,835	9,970
National Australia Bank Ltd.	3.375%	9/20/21	12,742	13,190
National Australia Bank Ltd.	3.700%	11/4/21	13,756	14,342
National Australia Bank Ltd.	2.800%	1/10/22	13,937	14,357
National Australia Bank Ltd.	2.500%	5/22/22	8,959	9,262
National Australia Bank Ltd.	3.000%	1/20/23	12,108	12,761
National Australia Bank Ltd.	2.875%	4/12/23	7,985	8,406
National Australia Bank Ltd.	3.625%	6/20/23	14,047	15,153
National Australia Bank Ltd.	1.875%	12/13/22	2,050	2,083
National Bank of Canada	2.100%	2/1/23	20,910	21,261
1 New York Community Bancorp Inc.	5.900%	11/6/28	2,550	2,513
Northern Trust Corp.	3.375%	8/23/21	10,094	10,384
Northern Trust Corp.	2.375%	8/2/22	5,405	5,622
People's United Bank NA	4.000%	7/15/24	7,687	7,953
People's United Financial Inc.	3.650%	12/6/22	6,245	6,461
PNC Bank NA	2.550%	12/9/21	19,475	19,999
PNC Bank NA	2.625%	2/17/22	30,877	31,879
1 PNC Bank NA	2.232%	7/22/22	10,370	10,494
PNC Bank NA	2.450%	7/28/22	9,415	9,758
PNC Bank NA	2.700%	11/1/22	11,560	11,867
1 PNC Bank NA	2.028%	12/9/22	14,855	15,067
PNC Bank NA	2.950%	1/30/23	5,510	5,756
1 PNC Bank NA	1.743%	2/24/23	3,055	3,094
PNC Bank NA	3.500%	6/8/23	5,673	6,097
PNC Bank NA	3.800%	7/25/23	15,560	16,826
PNC Bank NA	3.300%	10/30/24	8,954	9,669
PNC Bank NA	2.950%	2/23/25	9,054	9,766
PNC Financial Services Group Inc.	2.854%	11/9/22	9,516	9,911
PNC Financial Services Group Inc.	3.500%	1/23/24	18,159	19,736
PNC Financial Services Group Inc.	3.900%	4/29/24	17,557	19,097
PNC Financial Services Group Inc.	2.200%	11/1/24	3,649	3,802
PNC Funding Corp.	3.300%	3/8/22	21,597	22,557
1 Regions Bank	3.374%	8/13/21	9,925	9,925
Regions Financial Corp.	2.750%	8/14/22	5,898	6,033
Regions Financial Corp.	3.800%	8/14/23	15,710	16,709
Regions Financial Corp.	2.250%	5/18/25	4,000	4,072
Royal Bank of Canada	2.500%	1/19/21	16	16
Royal Bank of Canada	2.750%	2/1/22	14,569	15,118
Royal Bank of Canada	2.800%	4/29/22	19,125	19,893
Royal Bank of Canada	1.950%	1/17/23	15,855	16,256
Royal Bank of Canada	1.600%	4/17/23	18,574	18,876
Royal Bank of Canada	3.700%	10/5/23	32,345	35,229
Royal Bank of Canada	2.550%	7/16/24	13,412	14,122
Royal Bank of Canada	2.250%	11/1/24	34,785	36,209

	Royal Bank of Scotland Group plc	6.125%	12/15/22	12,106	13,067
1	Royal Bank of Scotland Group plc	3.498%	5/15/23	25,951	26,706
	Royal Bank of Scotland Group plc	6.100%	6/10/23	26,658	28,934
	Royal Bank of Scotland Group plc	3.875%	9/12/23	51,972	54,792
	Royal Bank of Scotland Group plc	6.000%	12/19/23	30,262	33,340
1	Royal Bank of Scotland Group plc	2.359%	5/22/24	14,600	14,745
	Royal Bank of Scotland Group plc	5.125%	5/28/24	26,954	28,927
1	Royal Bank of Scotland Group plc	4.519%	6/25/24	25,005	26,799
1	Royal Bank of Scotland Group plc	4.269%	3/22/25	26,052	27,745
1	Royal Bank of Scotland Group plc	3.754%	11/1/29	9,000	9,067
	Santander Holdings USA Inc.	4.450%	12/3/21	9,440	9,849
	Santander Holdings USA Inc.	3.700%	3/28/22	2,709	2,773
	Santander Holdings USA Inc.	3.400%	1/18/23	8,693	8,977
	Santander Holdings USA Inc.	3.500%	6/7/24	12,784	13,291
	Santander Holdings USA Inc.	3.244%	10/5/26	27,519	27,622
	Santander UK Group Holdings plc	2.875%	8/5/21	17,163	17,421
	Santander UK Group Holdings plc	3.571%	1/10/23	19,434	19,963
1	Santander UK Group Holdings plc	3.373%	1/5/24	12,530	12,975
1	Santander UK Group Holdings plc	4.796%	11/15/24	25,572	27,823
	Santander UK plc	3.400%	6/1/21	9,715	9,975
	Santander UK plc	3.750%	11/15/21	13,220	13,701
	Santander UK plc	2.100%	1/13/23	19,740	20,233
	Santander UK plc	4.000%	3/13/24	16,662	18,151
	Santander UK plc	2.875%	6/18/24	10,083	10,580
	Skandinaviska Enskilda Banken AB	1.875%	9/13/21	16,152	16,394
	Skandinaviska Enskilda Banken AB	2.800%	3/11/22	4,750	4,907
1,2 State Street Corp.		2.825%	3/30/23	3,300	3,414
1	State Street Corp.	2.653%	5/15/23	20,645	21,419
	State Street Corp.	3.100%	5/15/23	21,865	23,261
	State Street Corp.	3.700%	11/20/23	6,869	7,651
1	State Street Corp.	3.776%	12/3/24	16,078	17,630
	State Street Corp.	3.300%	12/16/24	16,275	17,942
1	State Street Corp.	2.354%	11/1/25	11,592	12,154
1,2 State Street Corp.		2.901%	3/30/26	11,686	12,613
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	13,117	13,613
	Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	3,890	4,047
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	9,525	10,253
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	5,960	6,347
	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	8,325	8,786
	Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	12,891	13,069
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	35,948	36,854
	Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	14,744	15,131
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	37,905	39,144
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	16,170	16,592
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	13,053	13,661
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	14,652	15,688
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	13,408	14,464
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	36,306	37,865
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	13,713	14,245
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	10,687	11,033
	SVB Financial Group	3.500%	1/29/25	1,014	1,059
	Svenska Handelsbanken AB	1.875%	9/7/21	21,511	21,884
	Svenska Handelsbanken AB	3.900%	11/20/23	10,530	11,628
	Synchrony Bank	3.000%	6/15/22	13,317	13,351
	Synchrony Financial	3.750%	8/15/21	11,844	12,007
	Synchrony Financial	2.850%	7/25/22	10,193	9,990
	Synchrony Financial	4.375%	3/19/24	16,473	16,560

Synchrony Financial	4.250%	8/15/24	21,404	21,355
1 Synovus Bank	2.289%	2/10/23	6,150	6,066
Synovus Financial Corp.	3.125%	11/1/22	4,633	4,674
Toronto-Dominion Bank	3.250%	6/11/21	11,740	12,078
Toronto-Dominion Bank	1.800%	7/13/21	21,990	22,238
Toronto-Dominion Bank	1.900%	12/1/22	12,574	12,952
Toronto-Dominion Bank	3.500%	7/19/23	27,530	29,981
Toronto-Dominion Bank	3.250%	3/11/24	26,133	28,269
Toronto-Dominion Bank	2.650%	6/12/24	17,876	18,979
1 Truist Bank	3.525%	10/26/21	2,983	3,016
Truist Bank	2.625%	1/15/22	14,943	15,417
Truist Bank	2.800%	5/17/22	21,477	22,337
Truist Bank	2.450%	8/1/22	11,767	12,191
1 Truist Bank	3.502%	8/2/22	9,662	9,951
Truist Bank	3.000%	2/2/23	10,032	10,543
Truist Bank	1.250%	3/9/23	11,360	11,398
Truist Bank	2.750%	5/1/23	10,992	11,548
Truist Bank	3.200%	4/1/24	34,030	36,624
1 Truist Bank	3.689%	8/2/24	12,033	12,862
Truist Bank	2.150%	12/6/24	34,302	35,721
Truist Bank	1.500%	3/10/25	16,105	16,367
1 Truist Bank	2.636%	9/17/29	350	345
Truist Financial Corp	2.900%	3/3/21	11,284	11,467
Truist Financial Corp.	3.200%	9/3/21	10,064	10,356
Truist Financial Corp.	2.700%	1/27/22	12,615	13,041
Truist Financial Corp.	3.950%	3/22/22	8,244	8,613
Truist Financial Corp.	2.750%	4/1/22	21,375	22,068
Truist Financial Corp.	3.050%	6/20/22	26,164	27,302
Truist Financial Corp.	2.200%	3/16/23	4,232	4,370
Truist Financial Corp.	3.750%	12/6/23	13,505	14,781
Truist Financial Corp.	2.500%	8/1/24	17,583	18,577
Truist Financial Corp.	2.850%	10/26/24	4,375	4,674
US Bancorp	2.625%	1/24/22	29,732	30,650
US Bancorp	3.000%	3/15/22	10,495	10,888
US Bancorp	2.950%	7/15/22	10,470	10,922
US Bancorp	3.700%	1/30/24	17,553	19,133
US Bancorp	3.375%	2/5/24	27,330	29,830
US Bancorp	2.400%	7/30/24	19,936	21,100
US Bancorp	3.600%	9/11/24	8,408	9,294
US Bancorp	1.450%	5/12/25	10,000	10,241
US Bank NA	2.850%	1/23/23	10,700	11,224
US Bank NA	3.400%	7/24/23	12,530	13,518
US Bank NA	2.800%	1/27/25	30,402	32,880
US Bank NA	3.450%	11/16/21	7,157	7,441
US Bank NA	1.800%	1/21/22	8,775	8,940
US Bank NA	2.650%	5/23/22	23,990	24,922
US Bank NA	1.950%	1/9/23	13,990	14,429
US Bank NA	2.050%	1/21/25	12,125	12,670
Wells Fargo & Co.	3.000%	1/22/21	11	11
Wells Fargo & Co.	2.100%	7/26/21	33,018	33,512
Wells Fargo & Co.	3.500%	3/8/22	28,932	30,178
Wells Fargo & Co.	2.625%	7/22/22	63,007	64,989
Wells Fargo & Co.	3.069%	1/24/23	64,240	66,164
Wells Fargo & Co.	3.450%	2/13/23	35,379	37,240
Wells Fargo & Co.	4.125%	8/15/23	18,939	20,338
Wells Fargo & Co.	4.480%	1/16/24	9,756	10,675
Wells Fargo & Co.	3.750%	1/24/24	38,622	41,521

1 Wells Fargo & Co.	1.654%	6/2/24	30,000	29,998
Wells Fargo & Co.	3.300%	9/9/24	35,070	37,788
Wells Fargo & Co.	3.000%	2/19/25	53,517	57,143
1 Wells Fargo & Co.	2.406%	10/30/25	47,344	48,528
1 Wells Fargo & Co.	2.164%	2/11/26	36,716	37,134
1 Wells Fargo & Co.	2.188%	4/30/26	60,148	60,769
1 Wells Fargo Bank NA	3.325%	7/23/21	26,615	26,683
Wells Fargo Bank NA	3.625%	10/22/21	46,291	48,042
1 Wells Fargo Bank NA	2.082%	9/9/22	25,744	26,101
Wells Fargo Bank NA	3.550%	8/14/23	32,714	35,166
Westpac Banking Corp.	2.000%	8/19/21	14,461	14,722
Westpac Banking Corp.	2.800%	1/11/22	12,757	13,157
Westpac Banking Corp.	2.500%	6/28/22	21,004	21,753
Westpac Banking Corp.	2.750%	1/11/23	18,470	19,232
Westpac Banking Corp.	2.000%	1/13/23	9,610	9,794
Westpac Banking Corp.	3.650%	5/15/23	12,470	13,504
Westpac Banking Corp.	3.300%	2/26/24	17,345	18,700
Westpac Banking Corp.	2.350%	2/19/25	16,411	17,299
Westpac Banking Corp.	2.850%	5/13/26	10,000	10,836
1 Westpac Banking Corp.	2.894%	2/4/30	28,942	29,067
Zions Bancorp NA	3.500%	8/27/21	9,695	9,708
Zions Bancorp NA	3.350%	3/4/22	4,845	4,902

Brokerage (1.1%)
Affiliated Managers Group Inc.	4.250%	2/15/24	8,017	8,603
Ameriprise Financial Inc.	3.000%	3/22/22	9,951	10,321
Ameriprise Financial Inc.	4.000%	10/15/23	7,459	8,202
Ameriprise Financial Inc.	3.700%	10/15/24	9,195	10,147
Ameriprise Financial Inc.	3.000%	4/2/25	7,540	8,123
BGC Partners Inc.	5.375%	7/24/23	8,125	8,227
BGC Partners Inc.	3.750%	10/1/24	4,025	3,766
BlackRock Inc.	3.375%	6/1/22	9,035	9,522
BlackRock Inc.	3.500%	3/18/24	18,486	20,364
Brookfield Asset Management Inc.	4.000%	1/15/25	6,343	6,792
Brookfield Finance LLC	4.000%	4/1/24	13,719	14,679
Charles Schwab Corp.	3.225%	9/1/22	1,500	1,549
Charles Schwab Corp.	2.650%	1/25/23	12,746	13,358
Charles Schwab Corp.	3.550%	2/1/24	12,327	13,408
Charles Schwab Corp.	3.000%	3/10/25	7,395	8,015
Charles Schwab Corp.	4.200%	3/24/25	3,100	3,532
Charles Schwab Corp.	3.850%	5/21/25	9,065	10,303
CME Group Inc.	3.000%	9/15/22	11,303	11,916
CME Group Inc.	3.000%	3/15/25	9,474	10,400
E*TRADE Financial Corp.	2.950%	8/24/22	8,995	9,249
Eaton Vance Corp.	3.625%	6/15/23	4,680	4,911
Franklin Resources Inc.	2.800%	9/15/22	5,033	5,236
Franklin Resources Inc.	2.850%	3/30/25	7,038	7,492
Intercontinental Exchange Inc.	2.350%	9/15/22	6,014	6,240
Intercontinental Exchange Inc.	3.450%	9/21/23	6,915	7,489
Intercontinental Exchange Inc.	4.000%	10/15/23	11,168	12,348
Invesco Finance plc	3.125%	11/30/22	10,431	10,851
Invesco Finance plc	4.000%	1/30/24	9,695	10,295
Jefferies Financial Group Inc.	5.500%	10/18/23	12,276	13,215
Jefferies Group LLC	5.125%	1/20/23	9,146	9,698
Lazard Group LLC	3.750%	2/13/25	5,833	6,206
Nasdaq Inc.	4.250%	6/1/24	3,426	3,709
Nomura Holdings Inc.	2.648%	1/16/25	25,886	26,738

Stifel Financial Corp.	4.250%	7/18/24	5,137	5,309
TD Ameritrade Holding Corp.	2.950%	4/1/22	9,884	10,294
TD Ameritrade Holding Corp.	3.750%	4/1/24	6,431	6,950
TD Ameritrade Holding Corp.	3.625%	4/1/25	8,142	9,041

Finance Companies (1.2%)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	5.000%	10/1/21	11,037	10,597
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.450%	12/16/21	9,240	8,779
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.950%	2/1/22	15,493	14,545
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.500%	5/26/22	13,243	12,202
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.625%	7/1/22	10,548	9,944
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.300%	1/23/23	9,067	8,221
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.125%	7/3/23	11,965	10,648
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.875%	1/16/24	16,609	14,689
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	2.875%	8/14/24	10,060	8,384
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.500%	1/15/25	7,336	6,129
Air Lease Corp.	3.375%	6/1/21	6,492	6,265
Air Lease Corp.	3.500%	1/15/22	5,463	5,217
Air Lease Corp.	3.750%	2/1/22	9,625	9,115
Air Lease Corp.	2.625%	7/1/22	11,446	10,759
Air Lease Corp.	2.250%	1/15/23	1,200	1,119
Air Lease Corp.	2.750%	1/15/23	11,878	10,750
Air Lease Corp.	3.875%	7/3/23	9,695	9,077
Air Lease Corp.	3.000%	9/15/23	14,400	13,392
Air Lease Corp.	4.250%	2/1/24	14,046	13,133
Air Lease Corp.	4.250%	9/15/24	10,228	9,451
Air Lease Corp.	2.300%	2/1/25	13,168	11,390
Air Lease Corp.	3.250%	3/1/25	9,022	8,278
Aircastle Ltd.	5.500%	2/15/22	3,645	3,244
Aircastle Ltd.	5.000%	4/1/23	9,038	7,501
Aircastle Ltd.	4.400%	9/25/23	18,012	14,590
Aircastle Ltd.	4.125%	5/1/24	2,710	2,168
Ares Capital Corp.	3.625%	1/19/22	10,240	10,167
Ares Capital Corp.	3.500%	2/10/23	10,549	10,265
Ares Capital Corp.	4.200%	6/10/24	12,518	11,970
Ares Capital Corp.	4.250%	3/1/25	11,128	10,812
FS KKR Capital Corp.	4.750%	5/15/22	5,600	5,362
FS KKR Capital Corp.	4.625%	7/15/24	7,651	6,771
FS KKR Capital Corp.	4.125%	2/1/25	7,016	6,070
GATX Corp.	4.850%	6/1/21	4,125	4,246
GATX Corp.	3.900%	3/30/23	1,775	1,849
GATX Corp.	4.350%	2/15/24	5,233	5,626
GATX Corp.	3.250%	3/30/25	2,008	2,045
2 GE Capital Funding LLC	3.450%	5/15/25	12,640	12,844
Goldman Sachs BDC Inc.	3.750%	2/10/25	5,600	5,588
International Lease Finance Corp.	8.625%	1/15/22	9,103	9,326
International Lease Finance Corp.	5.875%	8/15/22	13,222	13,197

Main Street Capital Corp.	5.200%	5/1/24	368	364
Oaktree Specialty Lending Corp.	3.500%	2/25/25	4,535	4,158
Owl Rock Capital Corp.	5.250%	4/15/24	6,400	6,365
Owl Rock Capital Corp.	4.000%	3/30/25	6,300	5,820
Prospect Capital Corp.	5.875%	3/15/23	4,734	4,585
TPG Specialty Lending Inc.	3.875%	11/1/24	4,913	4,683

Insurance (3.1%)
Aetna Inc.	2.750%	11/15/22	16,692	17,297
Aetna Inc.	2.800%	6/15/23	13,232	13,791
Aetna Inc.	3.500%	11/15/24	11,417	12,248
Aflac Inc.	3.625%	6/15/23	8,221	8,936
Aflac Inc.	3.625%	11/15/24	14,303	15,900
Aflac Inc.	3.250%	3/17/25	8,639	9,474
Alleghany Corp.	4.950%	6/27/22	7,020	7,479
Allstate Corp.	3.150%	6/15/23	9,467	10,072
1 Allstate Corp.	5.750%	8/15/53	10,255	10,447
American International Group Inc.	4.875%	6/1/22	21,653	23,294
American International Group Inc.	4.125%	2/15/24	16,816	18,334
Anthem Inc.	3.700%	8/15/21	6,808	6,987
Anthem Inc.	3.125%	5/15/22	17,053	17,800
Anthem Inc.	2.950%	12/1/22	11,334	11,887
Anthem Inc.	3.300%	1/15/23	13,076	13,862
Anthem Inc.	3.500%	8/15/24	24,568	26,762
Anthem Inc.	3.350%	12/1/24	11,209	12,237
Anthem Inc.	2.375%	1/15/25	13,615	14,313
Aon Corp.	2.200%	11/15/22	2,131	2,190
Aon plc	2.800%	3/15/21	6,399	6,471
Aon plc	4.000%	11/27/23	5,047	5,467
Aon plc	3.500%	6/14/24	10,392	11,177
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	4,485	4,691
Assurant Inc.	4.000%	3/15/23	5,825	6,081
Assurant Inc.	4.200%	9/27/23	3,600	3,799
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	3,205	3,521
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	17,995	18,873
Berkshire Hathaway Inc.	3.750%	8/15/21	5,577	5,801
Berkshire Hathaway Inc.	3.400%	1/31/22	13,198	13,882
Berkshire Hathaway Inc.	3.000%	2/11/23	9,231	9,880
Berkshire Hathaway Inc.	2.750%	3/15/23	23,149	24,544
Brown & Brown Inc.	4.200%	9/15/24	8,304	8,961
Chubb INA Holdings Inc.	2.875%	11/3/22	18,535	19,440
Chubb INA Holdings Inc.	2.700%	3/13/23	12,311	12,916
Chubb INA Holdings Inc.	3.350%	5/15/24	12,806	13,966
Chubb INA Holdings Inc.	3.150%	3/15/25	14,591	15,944
CNA Financial Corp.	5.750%	8/15/21	5,825	6,123
CNA Financial Corp.	3.950%	5/15/24	8,876	9,518
Enstar Group Ltd.	4.500%	3/10/22	4,210	4,278
Equitable Holdings Inc.	3.900%	4/20/23	16,718	17,652
Fidelity National Financial Inc.	5.500%	9/1/22	4,100	4,395
First American Financial Corp.	4.600%	11/15/24	4,275	4,545
Globe Life Inc.	3.800%	9/15/22	3,870	4,072
Humana Inc.	3.150%	12/1/22	8,941	9,379
Humana Inc.	2.900%	12/15/22	10,259	10,723
Humana Inc.	3.850%	10/1/24	9,725	10,617
Humana Inc.	4.500%	4/1/25	8,930	10,112
Kemper Corp.	4.350%	2/15/25	7,014	7,380
Lincoln National Corp.	4.200%	3/15/22	6,378	6,707

Lincoln National Corp.	4.000%	9/1/23	8,727	9,425
Lincoln National Corp.	3.350%	3/9/25	2,533	2,655
Loews Corp.	2.625%	5/15/23	7,393	7,706
Markel Corp.	4.900%	7/1/22	5,405	5,779
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	2,671	2,761
Marsh & McLennan Cos. Inc.	2.750%	1/30/22	13,367	13,769
Marsh & McLennan Cos. Inc.	3.300%	3/14/23	4,857	5,123
Marsh & McLennan Cos. Inc.	3.875%	3/15/24	21,128	23,035
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	10,967	11,808
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	4,234	4,590
MetLife Inc.	3.048%	12/15/22	10,154	10,740
MetLife Inc.	4.368%	9/15/23	16,025	18,027
MetLife Inc.	3.600%	4/10/24	5,922	6,500
MetLife Inc.	3.000%	3/1/25	8,706	9,432
Old Republic International Corp.	4.875%	10/1/24	6,273	6,796
Primerica Inc.	4.750%	7/15/22	5,374	5,659
Principal Financial Group Inc.	3.300%	9/15/22	7,196	7,513
Principal Financial Group Inc.	3.125%	5/15/23	4,777	5,052
Principal Financial Group Inc.	3.400%	5/15/25	4,056	4,359
Progressive Corp.	3.750%	8/23/21	9,280	9,605
Prudential Financial Inc.	4.500%	11/16/21	5,947	6,272
Prudential Financial Inc.	3.500%	5/15/24	18,075	19,810
1 Prudential Financial Inc.	5.875%	9/15/42	15,205	16,231
1 Prudential Financial Inc.	5.625%	6/15/43	13,056	13,513
1 Prudential Financial Inc.	5.200%	3/15/44	11,489	11,590
Reinsurance Group of America Inc.	5.000%	6/1/21	7,735	8,026
Reinsurance Group of America Inc.	4.700%	9/15/23	4,708	5,116
RenaissanceRe Finance Inc.	3.700%	4/1/25	4,185	4,412
Sompo International Holdings Ltd.	4.700%	10/15/22	70	73
Trinity Acquisition plc	3.500%	9/15/21	6,864	6,984
UnitedHealth Group Inc.	3.150%	6/15/21	7,663	7,864
UnitedHealth Group Inc.	3.375%	11/15/21	12,356	12,774
UnitedHealth Group Inc.	2.875%	12/15/21	14,518	15,026
UnitedHealth Group Inc.	2.875%	3/15/22	21,341	22,063
UnitedHealth Group Inc.	3.350%	7/15/22	9,149	9,664
UnitedHealth Group Inc.	2.375%	10/15/22	17,351	18,049
UnitedHealth Group Inc.	2.750%	2/15/23	7,522	7,933
UnitedHealth Group Inc.	2.875%	3/15/23	19,266	20,513
UnitedHealth Group Inc.	3.500%	6/15/23	8,235	8,944
UnitedHealth Group Inc.	3.500%	2/15/24	9,224	10,116
UnitedHealth Group Inc.	2.375%	8/15/24	8,240	8,752
Unum Group	4.000%	3/15/24	8,034	8,303
Unum Group	4.500%	3/15/25	4,375	4,543
Voya Financial Inc.	3.125%	7/15/24	6,136	6,347
1 Voya Financial Inc.	5.650%	5/15/53	6,353	6,297
Willis North America Inc.	3.600%	5/15/24	18,876	20,036
WR Berkley Corp.	4.625%	3/15/22	5,241	5,518
XLIT Ltd.	4.450%	3/31/25	7,561	8,424

Other Finance (0.1%)
ORIX Corp.	2.900%	7/18/22	12,517	12,879
ORIX Corp.	3.250%	12/4/24	14,845	15,717

Real Estate Investment Trusts (2.4%)
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	10,709	11,356
Alexandria Real Estate Equities Inc.	4.000%	1/15/24	8,664	9,342
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	8,948	9,858

American Campus Communities Operating
Partnership LP	3.750%	4/15/23	5,950	5,973
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	6,899	6,818
AvalonBay Communities Inc.	2.950%	9/15/22	6,394	6,540
AvalonBay Communities Inc.	4.200%	12/15/23	4,565	4,904
AvalonBay Communities Inc.	3.500%	11/15/24	5,290	5,673
Boston Properties LP	3.850%	2/1/23	8,718	9,189
Boston Properties LP	3.125%	9/1/23	9,665	9,984
Boston Properties LP	3.800%	2/1/24	13,724	14,438
Boston Properties LP	3.200%	1/15/25	13,421	14,103
Brandywine Operating Partnership LP	3.950%	2/15/23	4,973	5,055
Brandywine Operating Partnership LP	4.100%	10/1/24	5,535	5,684
Brixmor Operating Partnership LP	3.875%	8/15/22	9,966	10,081
Brixmor Operating Partnership LP	3.250%	9/15/23	8,276	8,179
Brixmor Operating Partnership LP	3.650%	6/15/24	7,586	7,490
Brixmor Operating Partnership LP	3.850%	2/1/25	11,475	11,510
Camden Property Trust	2.950%	12/15/22	6,281	6,431
Columbia Property Trust Operating
Partnership LP	4.150%	4/1/25	6,098	6,316
Corporate Office Properties LP	3.700%	6/15/21	4,160	4,172
Corporate Office Properties LP	3.600%	5/15/23	5,304	5,346
CubeSmart LP	4.375%	12/15/23	4,645	4,908
CyrusOne LP / CyrusOne Finance Corp.	2.900%	11/15/24	7,190	7,245
Digital Realty Trust LP	3.950%	7/1/22	6,624	6,932
Digital Realty Trust LP	3.625%	10/1/22	6,266	6,502
Digital Realty Trust LP	2.750%	2/1/23	5,131	5,261
Duke Realty LP	3.875%	10/15/22	4,759	4,938
Duke Realty LP	3.625%	4/15/23	1,500	1,548
Duke Realty LP	3.750%	12/1/24	4,870	5,112
EPR Properties	4.500%	4/1/25	4,553	3,931
ERP Operating LP	4.625%	12/15/21	8,554	8,918
ERP Operating LP	3.000%	4/15/23	6,545	6,769
Essex Portfolio LP	3.625%	8/15/22	3,450	3,537
Essex Portfolio LP	3.375%	1/15/23	1,000	1,018
Essex Portfolio LP	3.250%	5/1/23	8,057	8,252
Essex Portfolio LP	3.875%	5/1/24	3,495	3,656
Essex Portfolio LP	3.500%	4/1/25	7,545	7,960
Healthcare Trust of America Holdings LP	3.700%	4/15/23	2,375	2,402
Healthpeak Properties Inc.	3.150%	8/1/22	5,344	5,403
Healthpeak Properties Inc.	4.250%	11/15/23	11,327	11,847
Healthpeak Properties Inc.	4.200%	3/1/24	5,027	5,250
Healthpeak Properties Inc.	3.875%	8/15/24	11,159	11,926
Healthpeak Properties Inc.	3.400%	2/1/25	10,500	10,941
Highwoods Realty LP	3.200%	6/15/21	3,041	3,067
Highwoods Realty LP	3.625%	1/15/23	1,360	1,401
Host Hotels & Resorts LP	4.750%	3/1/23	7,307	7,344
Host Hotels & Resorts LP	3.750%	10/15/23	5,400	5,272
Host Hotels & Resorts LP	3.875%	4/1/24	8,025	7,945
Kilroy Realty LP	3.450%	12/15/24	9,712	9,904
Kimco Realty Corp.	3.400%	11/1/22	4,394	4,477
Kimco Realty Corp.	3.125%	6/1/23	3,948	3,974
Kimco Realty Corp.	2.700%	3/1/24	5,843	5,774
Kimco Realty Corp.	3.300%	2/1/25	10,395	10,527
Mid-America Apartments LP	4.300%	10/15/23	7,080	7,383
Mid-America Apartments LP	3.750%	6/15/24	4,325	4,442
National Retail Properties Inc.	3.300%	4/15/23	4,000	4,072

National Retail Properties Inc.	3.900%	6/15/24	6,772	7,023
Office Properties Income Trust	4.000%	7/15/22	6,500	6,298
Omega Healthcare Investors Inc.	4.375%	8/1/23	10,338	10,337
Omega Healthcare Investors Inc.	4.950%	4/1/24	8,238	8,303
Omega Healthcare Investors Inc.	4.500%	1/15/25	4,778	4,727
Piedmont Operating Partnership LP	3.400%	6/1/23	4,466	4,373
Piedmont Operating Partnership LP	4.450%	3/15/24	6,395	6,406
Prologis LP	4.250%	8/15/23	14,072	15,521
Public Storage	2.370%	9/15/22	10,768	11,106
Realty Income Corp.	3.250%	10/15/22	9,879	10,153
Realty Income Corp.	4.650%	8/1/23	9,093	9,746
Realty Income Corp.	3.875%	7/15/24	7,719	8,178
Realty Income Corp.	3.875%	4/15/25	10,502	11,295
Regency Centers Corp.	3.750%	11/15/22	4,205	4,295
Sabra Health Care LP / Sabra Capital Corp.	4.800%	6/1/24	6,305	6,201
Select Income REIT	4.150%	2/1/22	5,590	5,486
Select Income REIT	4.250%	5/15/24	5,128	4,834
Select Income REIT	4.500%	2/1/25	5,275	4,940
Simon Property Group LP	2.500%	7/15/21	7,767	7,807
Simon Property Group LP	2.350%	1/30/22	10,712	10,673
Simon Property Group LP	2.625%	6/15/22	6,725	6,785
Simon Property Group LP	2.750%	2/1/23	6,934	6,868
Simon Property Group LP	2.750%	6/1/23	8,787	8,821
Simon Property Group LP	3.750%	2/1/24	11,625	11,994
Simon Property Group LP	2.000%	9/13/24	20,562	19,852
Simon Property Group LP	3.375%	10/1/24	8,320	8,491
SITE Centers Corp.	3.625%	2/1/25	7,624	7,467
SL Green Operating Partnership LP	3.250%	10/15/22	6,262	6,154
SL Green Realty Corp.	4.500%	12/1/22	6,133	6,226
UDR Inc.	3.750%	7/1/24	4,325	4,528
Ventas Realty LP	3.100%	1/15/23	5,540	5,479
Ventas Realty LP	3.125%	6/15/23	7,571	7,505
Ventas Realty LP	3.500%	4/15/24	8,582	8,523
Ventas Realty LP	3.750%	5/1/24	6,634	6,647
Ventas Realty LP	2.650%	1/15/25	6,697	6,470
Ventas Realty LP	3.500%	2/1/25	7,746	7,685
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	6,212	6,222
VEREIT Operating Partnership LP	4.600%	2/6/24	12,151	12,081
Vornado Realty LP	3.500%	1/15/25	6,944	6,637
Washington REIT	3.950%	10/15/22	2,660	2,670
Weingarten Realty Investors	3.375%	10/15/22	2,209	2,235
Weingarten Realty Investors	3.500%	4/15/23	3,465	3,527
Welltower Inc.	3.750%	3/15/23	9,360	9,573
Welltower Inc.	3.950%	9/1/23	10,874	11,352
Welltower Inc.	4.500%	1/15/24	7,149	7,476
Welltower Inc.	3.625%	3/15/24	16,865	17,226
WP Carey Inc.	4.600%	4/1/24	6,191	6,490
WP Carey Inc.	4.000%	2/1/25	6,584	6,715
				13,296,232
Industrial (53.5%)
Basic Industry (2.2%)
Air Products & Chemicals Inc.	3.000%	11/3/21	5,483	5,667
Air Products & Chemicals Inc.	2.750%	2/3/23	5,799	6,092
Air Products & Chemicals Inc.	3.350%	7/31/24	9,170	9,991
Air Products & Chemicals Inc.	1.500%	10/15/25	3,500	3,593
Airgas Inc.	3.650%	7/15/24	4,670	5,099
Albemarle Corp.	4.150%	12/1/24	6,960	7,388

ArcelorMittal	3.600%	7/16/24	5,000	4,931
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	1,250	1,296
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	17,670	18,333
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	8,256	9,073
Braskem Finance Ltd.	6.450%	2/3/24	11,140	11,697
Cabot Corp.	3.700%	7/15/22	5,145	5,287
Celanese US Holdings LLC	5.875%	6/15/21	5,632	5,823
Celanese US Holdings LLC	4.625%	11/15/22	5,865	6,153
Celanese US Holdings LLC	3.500%	5/8/24	7,575	7,906
Celulosa Arauco y Constitucion SA	4.500%	8/1/24	8,520	8,850
Domtar Corp.	4.400%	4/1/22	3,903	3,987
Dow Chemical Co.	3.150%	5/15/24	13,140	13,752
Dow Chemical Co.	3.500%	10/1/24	14,455	15,306
DuPont de Nemours Inc.	2.169%	5/1/23	19,875	20,268
DuPont de Nemours Inc.	4.205%	11/15/23	43,896	47,707
Eastman Chemical Co.	3.500%	12/1/21	8,855	9,095
Eastman Chemical Co.	3.600%	8/15/22	12,016	12,468
Eastman Chemical Co.	3.800%	3/15/25	12,438	13,271
Ecolab Inc.	4.350%	12/8/21	22,229	23,641
Ecolab Inc.	2.375%	8/10/22	8,866	9,185
Ecolab Inc.	3.250%	1/14/23	4,417	4,656
EI du Pont de Nemours & Co.	1.700%	7/15/25	3,000	3,073
Fibria Overseas Finance Ltd.	5.250%	5/12/24	5,913	6,150
Fibria Overseas Finance Ltd.	4.000%	1/14/25	12,235	12,103
FMC Corp.	3.950%	2/1/22	3,080	3,158
FMC Corp.	4.100%	2/1/24	7,237	7,740
Georgia-Pacific LLC	8.000%	1/15/24	3,000	3,689
2 Georgia-Pacific LLC	1.750%	9/30/25	5,000	5,106
International Flavors & Fragrances Inc.	3.200%	5/1/23	5,154	5,266
International Paper Co.	7.500%	8/15/21	5,480	5,898
International Paper Co.	3.650%	6/15/24	10,603	11,595
Kinross Gold Corp.	5.125%	9/1/21	9,255	9,533
Kinross Gold Corp.	5.950%	3/15/24	6,623	7,385
LYB International Finance BV	4.000%	7/15/23	14,177	15,068
LYB International Finance III LLC	2.875%	5/1/25	5,700	5,927
LyondellBasell Industries NV	6.000%	11/15/21	11,379	11,925
LyondellBasell Industries NV	5.750%	4/15/24	8,001	9,090
Mosaic Co.	3.750%	11/15/21	2,280	2,249
Mosaic Co.	3.250%	11/15/22	12,105	12,205
Mosaic Co.	4.250%	11/15/23	13,898	14,238
Newmont Goldcorp Corp.	3.625%	6/9/21	7,000	7,106
Newmont Goldcorp Corp.	3.700%	3/15/23	2,350	2,427
Nucor Corp.	4.125%	9/15/22	8,538	9,094
Nucor Corp.	4.000%	8/1/23	10,812	11,734
Nucor Corp.	2.000%	6/1/25	3,000	3,055
Nutrien Ltd.	3.150%	10/1/22	7,774	8,048
Nutrien Ltd.	1.900%	5/13/23	5,000	5,083
Nutrien Ltd.	3.500%	6/1/23	5,616	5,919
Nutrien Ltd.	3.625%	3/15/24	8,625	9,255
Nutrien Ltd.	3.375%	3/15/25	6,053	6,420
Nutrien Ltd.	3.000%	4/1/25	7,083	7,417
Packaging Corp. of America	4.500%	11/1/23	11,271	12,329
Packaging Corp. of America	3.650%	9/15/24	8,282	8,835
PPG Industries Inc.	3.200%	3/15/23	5,365	5,650
PPG Industries Inc.	2.400%	8/15/24	5,125	5,389
Praxair Inc.	3.000%	9/1/21	8,279	8,517
Praxair Inc.	2.450%	2/15/22	9,052	9,300

Praxair Inc.	2.200%	8/15/22	10,365	10,701
Praxair Inc.	2.700%	2/21/23	12,516	13,085
Praxair Inc.	2.650%	2/5/25	4,419	4,714
Rayonier Inc.	3.750%	4/1/22	4,100	4,069
Reliance Steel & Aluminum Co.	4.500%	4/15/23	5,083	5,321
RPM International Inc.	3.450%	11/15/22	3,758	3,847
Sherwin-Williams Co.	4.200%	1/15/22	4,853	5,045
Sherwin-Williams Co.	2.750%	6/1/22	2,073	2,107
Sherwin-Williams Co.	3.125%	6/1/24	13,495	14,406
Southern Copper Corp.	3.500%	11/8/22	4,815	4,942
Southern Copper Corp.	3.875%	4/23/25	7,500	7,992
Steel Dynamics Inc.	5.250%	4/15/23	850	860
Steel Dynamics Inc.	5.500%	10/1/24	4,565	4,668
Steel Dynamics Inc.	2.800%	12/15/24	17,408	17,169
WestRock RKT Co.	4.900%	3/1/22	2,766	2,912
WestRock RKT Co.	4.000%	3/1/23	7,345	7,589
Weyerhaeuser Co.	3.250%	3/15/23	3,148	3,251
Weyerhaeuser Co.	4.625%	9/15/23	13,794	14,695
Weyerhaeuser Co.	8.500%	1/15/25	2,395	2,982
WRKCo Inc.	3.000%	9/15/24	14,037	14,430
WRKCo Inc.	3.750%	3/15/25	9,282	10,107

Capital Goods (5.2%)
3M Co.	3.000%	9/14/21	604	621
3M Co.	1.625%	9/19/21	10,628	10,801
3M Co.	2.750%	3/1/22	4,970	5,134
3M Co.	2.000%	6/26/22	9,398	9,662
3M Co.	1.750%	2/14/23	10,620	10,959
3M Co.	2.250%	3/15/23	12,399	12,934
3M Co.	3.250%	2/14/24	10,000	10,872
3M Co.	2.000%	2/14/25	10,078	10,555
3M Co.	2.650%	4/15/25	8,025	8,661
3 ABB Finance USA Inc.	2.875%	5/8/22	13,404	13,639
ABB Finance USA Inc.	3.375%	4/3/23	7,492	7,775
Allegion US Holding Co. Inc.	3.200%	10/1/24	6,250	6,206
Amphenol Corp.	3.200%	4/1/24	7,050	7,467
Amphenol Corp.	2.050%	3/1/25	4,107	4,188
Bemis Co. Inc.	4.500%	10/15/21	3,142	3,230
Boeing Co.	2.300%	8/1/21	8,820	8,833
Boeing Co.	8.750%	8/15/21	2,050	2,175
Boeing Co.	2.350%	10/30/21	5,475	5,476
Boeing Co.	2.125%	3/1/22	4,934	4,824
Boeing Co.	2.700%	5/1/22	7,682	7,715
Boeing Co.	2.800%	3/1/23	6,261	6,164
Boeing Co.	4.508%	5/1/23	20,975	21,643
Boeing Co.	1.875%	6/15/23	11,958	11,420
Boeing Co.	2.800%	3/1/24	4,995	4,892
Boeing Co.	2.850%	10/30/24	5,250	5,092
Boeing Co.	4.875%	5/1/25	22,190	23,519
Carlisle Cos. Inc.	3.750%	11/15/22	3,775	3,853
Carlisle Cos. Inc.	3.500%	12/1/24	7,353	7,741
2 Carrier Global Corp.	1.923%	2/15/23	1,750	1,766
2 Carrier Global Corp.	2.242%	2/15/25	30,235	30,277
Caterpillar Financial Services Corp.	1.700%	8/9/21	11,282	11,438
Caterpillar Financial Services Corp.	2.750%	8/20/21	2,000	2,048
Caterpillar Financial Services Corp.	3.150%	9/7/21	8,730	9,003
Caterpillar Financial Services Corp.	1.931%	10/1/21	7,854	7,962

Caterpillar Financial Services Corp.	2.950%	2/26/22	10,126	10,520
Caterpillar Financial Services Corp.	0.950%	5/13/22	16,575	16,739
Caterpillar Financial Services Corp.	2.850%	6/1/22	8,600	8,934
Caterpillar Financial Services Corp.	2.400%	6/6/22	12,025	12,402
Caterpillar Financial Services Corp.	1.950%	11/18/22	16,027	16,522
Caterpillar Financial Services Corp.	2.550%	11/29/22	12,076	12,592
Caterpillar Financial Services Corp.	2.625%	3/1/23	6,970	7,285
Caterpillar Financial Services Corp.	3.450%	5/15/23	11,785	12,672
Caterpillar Financial Services Corp.	3.750%	11/24/23	6,903	7,604
Caterpillar Financial Services Corp.	3.650%	12/7/23	6,802	7,467
Caterpillar Financial Services Corp.	2.850%	5/17/24	8,880	9,550
Caterpillar Financial Services Corp.	3.300%	6/9/24	10,231	11,143
Caterpillar Financial Services Corp.	2.150%	11/8/24	7,626	8,029
Caterpillar Financial Services Corp.	3.250%	12/1/24	9,135	10,043
Caterpillar Financial Services Corp.	1.450%	5/15/25	11,000	11,258
Caterpillar Inc.	3.900%	5/27/21	—	—
Caterpillar Inc.	2.600%	6/26/22	13,445	13,911
Caterpillar Inc.	3.400%	5/15/24	10,036	10,969
CNH Industrial Capital LLC	3.875%	10/15/21	6,908	6,978
CNH Industrial Capital LLC	4.375%	4/5/22	12,042	12,299
CNH Industrial Capital LLC	4.200%	1/15/24	7,422	7,590
CNH Industrial NV	4.500%	8/15/23	15,232	15,921
Crane Co.	4.450%	12/15/23	4,590	4,828
CRH America Inc.	5.750%	1/15/21	2,809	2,874
Deere & Co.	2.600%	6/8/22	11,410	11,834
Deere & Co.	2.750%	4/15/25	8,688	9,406
Eaton Corp.	2.750%	11/2/22	12,749	13,334
Emerson Electric Co.	4.250%	11/15/20	5,925	6,021
Emerson Electric Co.	2.625%	12/1/21	4,773	4,892
Emerson Electric Co.	2.625%	2/15/23	5,850	6,129
Flowserve Corp.	3.500%	9/15/22	7,005	7,031
Flowserve Corp.	4.000%	11/15/23	6,400	6,489
Fortive Corp.	2.350%	6/15/21	9,599	9,687
Fortune Brands Home & Security Inc.	4.000%	9/21/23	9,149	9,831
General Dynamics Corp.	3.875%	7/15/21	11,744	12,170
General Dynamics Corp.	2.250%	11/15/22	11,477	11,902
General Dynamics Corp.	3.375%	5/15/23	18,981	20,441
General Dynamics Corp.	1.875%	8/15/23	5,994	6,222
General Dynamics Corp.	2.375%	11/15/24	9,076	9,556
General Dynamics Corp.	3.250%	4/1/25	11,100	12,273
General Dynamics Corp.	3.500%	5/15/25	9,971	11,143
General Electric Co.	3.150%	9/7/22	11,061	11,326
General Electric Co.	3.100%	1/9/23	29,278	30,138
General Electric Co.	3.375%	3/11/24	1,700	1,728
General Electric Co.	3.450%	5/15/24	14,734	15,049
Honeywell International Inc.	4.250%	3/1/21	6,913	7,098
Honeywell International Inc.	1.850%	11/1/21	19,991	20,408
Honeywell International Inc.	2.150%	8/8/22	17,169	17,776
Honeywell International Inc.	3.350%	12/1/23	5,805	6,342
Honeywell International Inc.	2.300%	8/15/24	12,460	13,241
Honeywell International Inc.	1.350%	6/1/25	2,000	2,041
Howmet Aerospace Inc.	5.125%	10/1/24	700	709
Howmet Aerospace Inc.	6.875%	5/1/25	11,775	12,408
Hubbell Inc.	3.625%	11/15/22	5,500	5,662
2 Huntington Ingalls Industries Inc.	3.844%	5/1/25	7,071	7,435
IDEX Corp.	4.200%	12/15/21	3,175	3,232
Illinois Tool Works Inc.	3.375%	9/15/21	4,247	4,372

Illinois Tool Works Inc.	3.500%	3/1/24	17,427	19,157
Ingersoll-Rand Global Holding Co. Ltd.	2.900%	2/21/21	6,348	6,348
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	5,956	6,469
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	7,106	7,656
John Deere Capital Corp.	2.450%	9/11/20	8,850	8,896
John Deere Capital Corp.	2.350%	1/8/21	11,486	11,615
John Deere Capital Corp.	2.800%	3/4/21	1,263	1,284
John Deere Capital Corp.	2.875%	3/12/21	3,959	4,028
John Deere Capital Corp.	3.900%	7/12/21	5,673	5,857
John Deere Capital Corp.	3.125%	9/10/21	5,672	5,842
John Deere Capital Corp.	3.150%	10/15/21	7,643	7,901
John Deere Capital Corp.	2.650%	1/6/22	11,260	11,640
John Deere Capital Corp.	3.200%	1/10/22	6,585	6,857
John Deere Capital Corp.	2.750%	3/15/22	9,426	9,780
John Deere Capital Corp.	2.950%	4/1/22	5,255	5,479
John Deere Capital Corp.	1.950%	6/13/22	12,568	12,916
John Deere Capital Corp.	2.150%	9/8/22	6,550	6,780
John Deere Capital Corp.	2.700%	1/6/23	10,538	11,054
John Deere Capital Corp.	2.800%	1/27/23	9,960	10,460
John Deere Capital Corp.	2.800%	3/6/23	15,037	15,922
John Deere Capital Corp.	1.200%	4/6/23	1,105	1,120
John Deere Capital Corp.	3.450%	6/7/23	8,080	8,687
John Deere Capital Corp.	3.650%	10/12/23	4,789	5,277
John Deere Capital Corp.	3.450%	1/10/24	6,511	7,090
John Deere Capital Corp.	2.600%	3/7/24	6,105	6,480
John Deere Capital Corp.	3.350%	6/12/24	12,105	13,215
John Deere Capital Corp.	2.650%	6/24/24	12,639	13,509
John Deere Capital Corp.	2.050%	1/9/25	12,013	12,650
John Deere Capital Corp.	3.450%	3/13/25	8,985	10,056
Johnson Controls International plc	3.625%	7/2/24	7,454	7,736
Kennametal Inc.	3.875%	2/15/22	4,225	4,283
L3Harris Technologies Inc.	3.850%	6/15/23	4,786	5,087
L3Harris Technologies Inc.	3.950%	5/28/24	6,295	6,739
L3Harris Technologies Inc.	3.832%	4/27/25	12,521	13,596
Leggett & Platt Inc.	3.400%	8/15/22	1,862	1,905
Leggett & Platt Inc.	3.800%	11/15/24	6,250	6,421
Legrand France SA	8.500%	2/15/25	6,046	8,084
Lennox International Inc.	3.000%	11/15/23	4,920	4,982
Lockheed Martin Corp.	3.350%	9/15/21	5,438	5,648
Lockheed Martin Corp.	3.100%	1/15/23	15,780	16,834
Lockheed Martin Corp.	2.900%	3/1/25	9,462	10,353
Martin Marietta Materials Inc.	4.250%	7/2/24	4,975	5,330
Masco Corp.	5.950%	3/15/22	3,823	4,085
Masco Corp.	4.450%	4/1/25	8,340	9,108
Mohawk Industries Inc.	3.850%	2/1/23	9,293	9,879
Northrop Grumman Corp.	2.550%	10/15/22	27,199	28,443
Northrop Grumman Corp.	3.250%	8/1/23	14,259	15,419
Northrop Grumman Corp.	2.930%	1/15/25	32,987	35,662
Nvent Finance Sarl	3.950%	4/15/23	2,717	2,758
2 Otis Worldwide Corp.	2.056%	4/5/25	23,426	24,182
Owens Corning	4.200%	12/1/24	6,119	6,444
Parker-Hannifin Corp.	3.500%	9/15/22	8,723	9,088
Parker-Hannifin Corp.	2.700%	6/14/24	9,943	10,388
Parker-Hannifin Corp.	3.300%	11/21/24	8,660	9,203
Precision Castparts Corp.	2.500%	1/15/23	14,349	14,892
Raytheon Co.	2.500%	12/15/22	11,323	11,719
Raytheon Technologies Corp.	3.650%	8/16/23	3,876	4,193

Raytheon Technologies Corp.	3.950%	8/16/25	8,437	9,589
Republic Services Inc.	5.250%	11/15/21	7,187	7,618
Republic Services Inc.	3.550%	6/1/22	20,297	21,307
Republic Services Inc.	4.750%	5/15/23	8,960	9,915
Republic Services Inc.	2.500%	8/15/24	14,124	14,927
Republic Services Inc.	3.200%	3/15/25	8,466	9,199
Rockwell Automation Inc.	2.875%	3/1/25	4,076	4,267
Rockwell Collins Inc.	3.100%	11/15/21	1,884	1,930
Rockwell Collins Inc.	2.800%	3/15/22	13,687	14,073
Rockwell Collins Inc.	3.700%	12/15/23	8,050	8,715
Rockwell Collins Inc.	3.200%	3/15/24	21,728	23,108
Roper Technologies Inc.	3.000%	12/15/20	5,178	5,208
Roper Technologies Inc.	2.800%	12/15/21	6,430	6,582
Roper Technologies Inc.	3.125%	11/15/22	6,754	7,061
Roper Technologies Inc.	3.650%	9/15/23	8,000	8,629
Roper Technologies Inc.	2.350%	9/15/24	7,513	7,810
Snap-on Inc.	6.125%	9/1/21	3,000	3,160
Stanley Black & Decker Inc.	3.400%	12/1/21	7,350	7,566
Stanley Black & Decker Inc.	2.900%	11/1/22	8,768	9,108
1 Stanley Black & Decker Inc.	4.000%	3/15/60	9,796	9,691
Textron Inc.	4.300%	3/1/24	7,106	7,462
Textron Inc.	3.875%	3/1/25	3,243	3,401
Timken Co.	3.875%	9/1/24	6,705	6,853
Vulcan Materials Co.	4.500%	4/1/25	5,368	5,711
Wabtec Corp.	4.400%	3/15/24	11,390	11,626
Waste Management Inc.	2.900%	9/15/22	11,885	12,428
Waste Management Inc.	2.400%	5/15/23	9,982	10,503
Waste Management Inc.	3.500%	5/15/24	7,060	7,733
Waste Management Inc.	2.950%	6/15/24	13,292	14,210
Waste Management Inc.	3.125%	3/1/25	6,115	6,674
WW Grainger Inc.	1.850%	2/15/25	7,700	7,951
Xylem Inc.	4.875%	10/1/21	9,694	10,198

Communication (5.5%)
Activision Blizzard Inc.	2.300%	9/15/21	8,825	8,988
Activision Blizzard Inc.	2.600%	6/15/22	7,645	7,913
America Movil SAB de CV	3.125%	7/16/22	27,322	28,042
American Tower Corp.	3.450%	9/15/21	15,842	16,366
American Tower Corp.	2.250%	1/15/22	10,453	10,683
American Tower Corp.	4.700%	3/15/22	11,553	12,249
American Tower Corp.	3.500%	1/31/23	16,244	17,314
American Tower Corp.	3.000%	6/15/23	9,537	10,077
American Tower Corp.	5.000%	2/15/24	14,337	16,319
American Tower Corp.	3.375%	5/15/24	13,095	14,098
American Tower Corp.	2.950%	1/15/25	10,932	11,679
American Tower Corp.	2.400%	3/15/25	8,970	9,411
AT&T Inc.	3.875%	8/15/21	22,206	23,036
AT&T Inc.	4.000%	1/15/22	10,829	11,373
AT&T Inc.	3.000%	2/15/22	20,591	21,312
AT&T Inc.	3.200%	3/1/22	32,142	33,301
AT&T Inc.	3.800%	3/15/22	18,614	19,524
AT&T Inc.	3.400%	6/15/22	10,377	10,872
AT&T Inc.	3.000%	6/30/22	25,840	26,754
AT&T Inc.	2.625%	12/1/22	11,379	11,749
AT&T Inc.	3.600%	2/17/23	20,657	21,926
AT&T Inc.	4.050%	12/15/23	8,687	9,502
AT&T Inc.	3.800%	3/1/24	19,563	21,107

AT&T Inc.	3.900%	3/11/24	18,050	19,546
AT&T Inc.	4.450%	4/1/24	10,121	11,185
AT&T Inc.	3.550%	6/1/24	13,966	15,005
AT&T Inc.	3.950%	1/15/25	11,413	12,517
AT&T Inc.	3.400%	5/15/25	57,471	61,957
British Telecommunications plc	4.500%	12/4/23	10,382	11,310
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	27,673	29,596
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.464%	7/23/22	33,550	35,723
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.500%	2/1/24	29,803	33,002
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	16,192	19,672
Comcast Corp.	1.625%	1/15/22	9,168	9,358
Comcast Corp.	3.125%	7/15/22	9,336	9,881
Comcast Corp.	2.850%	1/15/23	2,343	2,484
Comcast Corp.	2.750%	3/1/23	21,028	22,204
Comcast Corp.	3.000%	2/1/24	29,017	31,251
Comcast Corp.	3.600%	3/1/24	18,548	20,470
Comcast Corp.	3.700%	4/15/24	43,617	48,216
Comcast Corp.	3.375%	2/15/25	14,386	15,841
Comcast Corp.	3.100%	4/1/25	8,880	9,719
Crown Castle International Corp.	2.250%	9/1/21	10,993	11,130
Crown Castle International Corp.	4.875%	4/15/22	16,451	17,585
Crown Castle International Corp.	5.250%	1/15/23	13,873	15,279
Crown Castle International Corp.	3.150%	7/15/23	8,798	9,274
Crown Castle International Corp.	3.200%	9/1/24	16,511	17,618
Discovery Communications LLC	2.950%	3/20/23	14,870	15,466
Discovery Communications LLC	3.800%	3/13/24	7,720	8,111
Discovery Communications LLC	3.900%	11/15/24	7,819	8,363
Discovery Communications LLC	3.450%	3/15/25	5,496	5,757
Fox Corp.	3.666%	1/25/22	14,090	14,697
Fox Corp.	4.030%	1/25/24	15,999	17,551
Fox Corp.	3.050%	4/7/25	10,450	11,146
Grupo Televisa SAB	6.625%	3/18/25	5,700	6,572
Interpublic Group of Cos. Inc.	3.750%	10/1/21	9,701	10,046
Interpublic Group of Cos. Inc.	3.750%	2/15/23	8,378	8,817
Interpublic Group of Cos. Inc.	4.200%	4/15/24	6,901	7,302
Moody's Corp.	3.250%	6/7/21	2,778	2,854
Moody's Corp.	2.750%	12/15/21	11,221	11,551
Moody's Corp.	4.500%	9/1/22	13,425	14,406
Moody's Corp.	2.625%	1/15/23	11,318	11,814
Moody's Corp.	4.875%	2/15/24	7,405	8,295
Moody's Corp.	3.750%	3/24/25	6,460	7,213
NBCUniversal Media LLC	2.875%	1/15/23	20,843	22,063
Omnicom Group Inc. / Omnicom Capital Inc.	3.625%	5/1/22	18,561	19,507
Omnicom Group Inc. / Omnicom Capital Inc.	3.650%	11/1/24	12,269	13,212
Orange SA	4.125%	9/14/21	8,684	9,086
RELX Capital Inc.	3.500%	3/16/23	10,476	11,058
Rogers Communications Inc.	3.000%	3/15/23	7,193	7,601
Rogers Communications Inc.	4.100%	10/1/23	11,369	12,556
2 T-Mobile USA Inc.	3.500%	4/15/25	48,300	51,713
Telefonica Emisiones SAU	4.570%	4/27/23	15,643	16,974
Thomson Reuters Corp.	4.300%	11/23/23	9,139	9,982
Time Warner Cable LLC	4.000%	9/1/21	17,569	17,892
Time Warner Entertainment Co. LP	8.375%	3/15/23	13,380	15,756

Verizon Communications Inc.	2.946%	3/15/22	16,543	17,257
Verizon Communications Inc.	3.125%	3/16/22	22,958	24,090
Verizon Communications Inc.	2.450%	11/1/22	19,210	19,984
Verizon Communications Inc.	5.150%	9/15/23	56,760	64,709
Verizon Communications Inc.	4.150%	3/15/24	3,568	3,972
Verizon Communications Inc.	3.500%	11/1/24	29,517	32,521
Verizon Communications Inc.	3.376%	2/15/25	35,217	38,957
ViacomCBS Inc.	3.875%	12/15/21	12,439	12,862
ViacomCBS Inc.	3.375%	3/1/22	11,766	12,074
ViacomCBS Inc.	2.500%	2/15/23	9,658	9,806
ViacomCBS Inc.	2.900%	6/1/23	4,421	4,537
ViacomCBS Inc.	4.250%	9/1/23	9,722	10,332
ViacomCBS Inc.	3.875%	4/1/24	8,354	8,809
ViacomCBS Inc.	3.700%	8/15/24	9,862	10,287
ViacomCBS Inc.	3.500%	1/15/25	9,604	9,959
ViacomCBS Inc.	4.750%	5/15/25	20,170	22,135
Vodafone Group plc	2.500%	9/26/22	3,149	3,244
Vodafone Group plc	2.950%	2/19/23	7,709	8,086
Vodafone Group plc	3.750%	1/16/24	45,919	49,957
Walt Disney Co.	3.750%	6/1/21	8,981	9,265
Walt Disney Co.	2.750%	8/16/21	5,553	5,696
Walt Disney Co.	2.550%	2/15/22	8,655	8,896
Walt Disney Co.	2.450%	3/4/22	13,046	13,429
Walt Disney Co.	1.650%	9/1/22	6,885	7,028
Walt Disney Co.	3.000%	9/15/22	18,648	19,589
Walt Disney Co.	2.350%	12/1/22	18,406	19,148
Walt Disney Co.	1.750%	8/30/24	13,582	14,016
Walt Disney Co.	3.700%	9/15/24	14,589	16,218
Walt Disney Co.	3.350%	3/24/25	28,120	30,940
Weibo Corp.	3.500%	7/5/24	11,300	11,590
WPP Finance 2010	3.625%	9/7/22	7,615	7,913
WPP Finance 2010	3.750%	9/19/24	11,097	11,798

Consumer Cyclical (7.4%)
Advance Auto Parts Inc.	4.500%	1/15/22	5,153	5,287
Advance Auto Parts Inc.	4.500%	12/1/23	6,524	6,921
Alibaba Group Holding Ltd.	3.125%	11/28/21	18,271	18,785
Alibaba Group Holding Ltd.	2.800%	6/6/23	14,180	14,769
Alibaba Group Holding Ltd.	3.600%	11/28/24	32,905	35,769
Amazon.com Inc.	3.300%	12/5/21	15,371	16,002
Amazon.com Inc.	2.500%	11/29/22	26,289	27,553
Amazon.com Inc.	2.400%	2/22/23	17,153	18,084
Amazon.com Inc.	2.800%	8/22/24	30,212	32,933
Amazon.com Inc.	3.800%	12/5/24	16,897	19,178
American Honda Finance Corp.	3.150%	1/8/21	4,450	4,500
American Honda Finance Corp.	1.650%	7/12/21	14,310	14,338
American Honda Finance Corp.	1.700%	9/9/21	11,545	11,615
American Honda Finance Corp.	3.375%	12/10/21	6,539	6,736
American Honda Finance Corp.	1.950%	5/20/22	9,620	9,758
American Honda Finance Corp.	2.200%	6/27/22	13,765	13,986
American Honda Finance Corp.	2.600%	11/16/22	11,381	11,758
American Honda Finance Corp.	2.050%	1/10/23	5,982	6,089
American Honda Finance Corp.	1.950%	5/10/23	15,820	16,050
American Honda Finance Corp.	3.450%	7/14/23	4,086	4,327
American Honda Finance Corp.	3.625%	10/10/23	11,371	12,161
American Honda Finance Corp.	3.550%	1/12/24	8,125	8,645
American Honda Finance Corp.	2.900%	2/16/24	10,508	11,038

American Honda Finance Corp.	2.400%	6/27/24	11,970	12,293
American Honda Finance Corp.	2.150%	9/10/24	8,496	8,665
Aptiv Corp.	4.150%	3/15/24	7,878	8,003
AutoNation Inc.	3.500%	11/15/24	8,243	8,313
AutoZone Inc.	3.700%	4/15/22	11,268	11,800
AutoZone Inc.	2.875%	1/15/23	9,485	9,705
AutoZone Inc.	3.125%	7/15/23	8,975	9,490
AutoZone Inc.	3.125%	4/18/24	5,130	5,343
AutoZone Inc.	3.250%	4/15/25	1,400	1,483
AutoZone Inc.	3.625%	4/15/25	5,853	6,419
Block Financial LLC	5.500%	11/1/22	7,734	8,092
Booking Holdings Inc.	2.750%	3/15/23	9,507	9,867
Booking Holdings Inc.	3.650%	3/15/25	8,223	8,841
Booking Holdings Inc.	4.100%	4/13/25	14,300	15,605
BorgWarner Inc.	3.375%	3/15/25	6,907	7,344
Choice Hotels International Inc.	5.750%	7/1/22	5,740	5,915
Costco Wholesale Corp.	2.300%	5/18/22	18,914	19,601
Costco Wholesale Corp.	2.750%	5/18/24	23,314	25,237
Cummins Inc.	3.650%	10/1/23	7,793	8,461
Dollar General Corp.	3.250%	4/15/23	21,735	23,122
Dollar Tree Inc.	3.700%	5/15/23	15,440	16,471
Dollar Tree Inc.	4.000%	5/15/25	15,375	17,070
DR Horton Inc.	2.550%	12/1/20	6,245	6,268
DR Horton Inc.	4.750%	2/15/23	4,430	4,734
DR Horton Inc.	5.750%	8/15/23	8,745	9,715
DR Horton Inc.	2.500%	10/15/24	7,799	8,068
eBay Inc.	2.875%	8/1/21	12,929	13,211
eBay Inc.	3.800%	3/9/22	12,573	13,173
eBay Inc.	2.600%	7/15/22	13,382	13,790
eBay Inc.	2.750%	1/30/23	12,427	12,967
eBay Inc.	3.450%	8/1/24	10,505	11,356
eBay Inc.	1.900%	3/11/25	8,270	8,357
Expedia Group Inc.	4.500%	8/15/24	7,041	7,235
General Motors Co.	4.875%	10/2/23	22,255	22,999
General Motors Co.	4.000%	4/1/25	7,247	7,323
General Motors Financial Co. Inc.	4.200%	3/1/21	12,354	12,425
General Motors Financial Co. Inc.	3.550%	4/9/21	9,368	9,366
General Motors Financial Co. Inc.	3.200%	7/6/21	20,249	20,233
General Motors Financial Co. Inc.	4.375%	9/25/21	16,810	16,926
General Motors Financial Co. Inc.	4.200%	11/6/21	16,646	16,885
General Motors Financial Co. Inc.	3.450%	1/14/22	13,481	13,478
General Motors Financial Co. Inc.	3.450%	4/10/22	20,442	20,475
General Motors Financial Co. Inc.	3.150%	6/30/22	17,005	16,934
General Motors Financial Co. Inc.	3.550%	7/8/22	17,153	17,201
General Motors Financial Co. Inc.	3.250%	1/5/23	8,109	8,023
General Motors Financial Co. Inc.	5.200%	3/20/23	28,000	29,118
General Motors Financial Co. Inc.	3.700%	5/9/23	22,584	22,557
General Motors Financial Co. Inc.	4.250%	5/15/23	10,150	10,222
General Motors Financial Co. Inc.	4.150%	6/19/23	19,612	19,859
General Motors Financial Co. Inc.	5.100%	1/17/24	28,265	29,471
General Motors Financial Co. Inc.	3.950%	4/13/24	19,295	19,362
General Motors Financial Co. Inc.	3.500%	11/7/24	13,602	13,371
General Motors Financial Co. Inc.	4.000%	1/15/25	11,965	12,026
General Motors Financial Co. Inc.	2.900%	2/26/25	22,258	21,456
General Motors Financial Co. Inc.	4.350%	4/9/25	22,137	22,448
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	6,392	6,393
GLP Capital LP / GLP Financing II Inc.	3.350%	9/1/24	9,250	8,387

Harman International Industries Inc.	4.150%	5/15/25	6,063	6,547
Home Depot Inc.	3.250%	3/1/22	14,827	15,589
Home Depot Inc.	2.625%	6/1/22	9,902	10,331
Home Depot Inc.	2.700%	4/1/23	22,773	23,973
Home Depot Inc.	3.750%	2/15/24	18,106	20,137
Hyatt Hotels Corp.	5.375%	8/15/21	2,125	2,146
Hyatt Hotels Corp.	3.375%	7/15/23	3,311	3,241
IHS Markit Ltd.	4.125%	8/1/23	7,039	7,523
IHS Markit Ltd.	3.625%	5/1/24	6,600	6,897
JD.com Inc.	3.125%	4/29/21	2,554	2,576
Kohl's Corp.	3.250%	2/1/23	5,425	4,984
Kohl's Corp.	9.500%	5/15/25	3,000	3,195
Las Vegas Sands Corp.	3.200%	8/8/24	16,030	15,469
Lowe's Cos. Inc.	3.800%	11/15/21	8,336	8,665
Lowe's Cos. Inc.	3.120%	4/15/22	11,592	12,086
Lowe's Cos. Inc.	3.875%	9/15/23	9,461	10,369
Lowe's Cos. Inc.	3.125%	9/15/24	6,306	6,741
Lowe's Cos. Inc.	4.000%	4/15/25	5,400	6,078
Magna International Inc.	3.625%	6/15/24	6,727	7,185
Marriott International Inc.	2.875%	3/1/21	7,190	7,163
Marriott International Inc.	3.125%	10/15/21	5,840	5,782
Marriott International Inc.	2.300%	1/15/22	13,913	13,687
Marriott International Inc.	3.250%	9/15/22	9,650	9,614
Marriott International Inc.	3.750%	3/15/25	9,116	8,808
Marriott International Inc.	2.125%	10/3/22	10,372	10,035
Marriott International Inc.	4.150%	12/1/23	7,132	7,096
Marriott International Inc.	5.750%	5/1/25	6,208	6,627
Mastercard Inc.	2.000%	11/21/21	11,843	12,081
Mastercard Inc.	3.375%	4/1/24	19,837	21,962
Mastercard Inc.	2.000%	3/3/25	11,050	11,666
McDonald's Corp.	2.625%	1/15/22	15,029	15,534
McDonald's Corp.	3.350%	4/1/23	20,379	21,928
McDonald's Corp.	3.250%	6/10/24	5,480	5,974
McDonald's Corp.	3.375%	5/26/25	9,335	10,284
McDonald's Corp.	3.300%	7/1/25	1,000	1,105
NIKE Inc.	2.250%	5/1/23	14,691	15,410
NIKE Inc.	2.400%	3/27/25	8,829	9,470
Nordstrom Inc.	4.000%	10/15/21	7,407	7,260
NVR Inc.	3.950%	9/15/22	9,253	9,849
O'Reilly Automotive Inc.	4.625%	9/15/21	3,427	3,562
O'Reilly Automotive Inc.	3.800%	9/1/22	6,554	6,621
O'Reilly Automotive Inc.	3.850%	6/15/23	4,643	4,848
PACCAR Financial Corp.	3.150%	8/9/21	7,383	7,577
PACCAR Financial Corp.	2.850%	3/1/22	5,135	5,303
PACCAR Financial Corp.	2.650%	5/10/22	9,889	10,212
PACCAR Financial Corp.	2.300%	8/10/22	25	26
PACCAR Financial Corp.	2.000%	9/26/22	9,097	9,337
PACCAR Financial Corp.	2.650%	4/6/23	1,000	1,047
PACCAR Financial Corp.	3.400%	8/9/23	5,901	6,322
PACCAR Financial Corp.	2.150%	8/15/24	2,096	2,168
PACCAR Financial Corp.	1.800%	2/6/25	6,280	6,466
Ross Stores Inc.	4.600%	4/15/25	11,000	12,281
Sands China Ltd.	4.600%	8/8/23	25,905	26,844
Starbucks Corp.	1.300%	5/7/22	4,250	4,304
Starbucks Corp.	2.700%	6/15/22	13,972	14,441
Starbucks Corp.	3.100%	3/1/23	17,905	19,017
Starbucks Corp.	3.850%	10/1/23	6,309	6,878

Tapestry Inc.	3.000%	7/15/22	6,250	5,872
Tapestry Inc.	4.250%	4/1/25	9,078	8,032
Target Corp.	2.900%	1/15/22	12,270	12,796
Target Corp.	3.500%	7/1/24	17,537	19,473
Target Corp.	2.250%	4/15/25	24,426	26,051
TJX Cos. Inc.	2.750%	6/15/21	11,790	12,006
TJX Cos. Inc.	2.500%	5/15/23	10,864	11,264
TJX Cos. Inc.	3.500%	4/15/25	19,785	22,102
Toyota Motor Corp.	3.183%	7/20/21	12,793	13,138
Toyota Motor Corp.	2.157%	7/2/22	8,975	9,196
Toyota Motor Corp.	3.419%	7/20/23	12,816	13,805
Toyota Motor Corp.	2.358%	7/2/24	3,120	3,259
Toyota Motor Credit Corp.	3.400%	9/15/21	12,273	12,677
Toyota Motor Credit Corp.	1.800%	10/7/21	7,975	8,069
Toyota Motor Credit Corp.	2.600%	1/11/22	19,292	19,796
Toyota Motor Credit Corp.	3.300%	1/12/22	11,687	12,119
Toyota Motor Credit Corp.	2.650%	4/12/22	14,943	15,447
Toyota Motor Credit Corp.	1.150%	5/26/22	10,000	10,046
Toyota Motor Credit Corp.	2.800%	7/13/22	18,338	19,043
Toyota Motor Credit Corp.	2.150%	9/8/22	15,287	15,684
Toyota Motor Credit Corp.	2.625%	1/10/23	12,130	12,615
Toyota Motor Credit Corp.	2.700%	1/11/23	6,750	7,028
Toyota Motor Credit Corp.	2.900%	3/30/23	4,531	4,765
Toyota Motor Credit Corp.	1.350%	8/25/23	16,000	16,109
Toyota Motor Credit Corp.	3.450%	9/20/23	5,839	6,286
Toyota Motor Credit Corp.	2.250%	10/18/23	8,388	8,712
Toyota Motor Credit Corp.	3.350%	1/8/24	10,963	11,766
Toyota Motor Credit Corp.	2.900%	4/17/24	13,169	13,983
Toyota Motor Credit Corp.	2.000%	10/7/24	5,200	5,415
Toyota Motor Credit Corp.	1.800%	2/13/25	26,350	26,929
Toyota Motor Credit Corp.	3.000%	4/1/25	13,748	14,929
Toyota Motor Credit Corp.	3.400%	4/14/25	12,923	14,196
VF Corp.	2.050%	4/23/22	6,937	7,086
VF Corp.	2.400%	4/23/25	10,925	11,346
Visa Inc.	2.150%	9/15/22	11,836	12,296
Visa Inc.	2.800%	12/14/22	43,284	45,666
Walgreen Co.	3.100%	9/15/22	25,457	26,562
Walgreens Boots Alliance Inc.	3.300%	11/18/21	19,106	19,665
Walgreens Boots Alliance Inc.	3.800%	11/18/24	19,977	21,585
Walmart Inc.	1.900%	12/15/20	12,414	12,525
Walmart Inc.	3.125%	6/23/21	31,397	32,292
Walmart Inc.	2.350%	12/15/22	8,486	8,907
Walmart Inc.	2.550%	4/11/23	21,765	22,946
Walmart Inc.	3.400%	6/26/23	43,518	47,139
Walmart Inc.	3.300%	4/22/24	10,415	11,401
Walmart Inc.	2.850%	7/8/24	44,319	48,159
Walmart Inc.	2.650%	12/15/24	21,057	22,765
Western Union Co.	3.600%	3/15/22	11,502	11,980
Western Union Co.	2.850%	1/10/25	8,774	9,087

Consumer Noncyclical (14.2%)
Abbott Laboratories	2.550%	3/15/22	10,122	10,503
Abbott Laboratories	3.400%	11/30/23	24,424	26,686
Abbott Laboratories	2.950%	3/15/25	8,185	9,017
Abbott Laboratories	3.875%	9/15/25	3,100	3,567
AbbVie Inc.	3.375%	11/14/21	13,384	13,869
2 AbbVie Inc.	2.150%	11/19/21	36,255	36,881

2 AbbVie Inc.	3.450%	3/15/22	29,452	30,618
2 AbbVie Inc.	3.250%	10/1/22	35,459	37,106
AbbVie Inc.	2.900%	11/6/22	57,085	59,742
AbbVie Inc.	3.200%	11/6/22	25,698	27,168
2 AbbVie Inc.	2.300%	11/21/22	53,341	54,942
AbbVie Inc.	2.850%	5/14/23	12,728	13,367
AbbVie Inc.	3.750%	11/14/23	8,449	9,180
2 AbbVie Inc.	3.850%	6/15/24	16,154	17,562
2 AbbVie Inc.	2.600%	11/21/24	59,671	62,755
2 AbbVie Inc.	3.800%	3/15/25	42,850	46,916
AbbVie Inc.	3.600%	5/14/25	47,457	52,362
Agilent Technologies Inc.	3.200%	10/1/22	7,026	7,267
Agilent Technologies Inc.	3.875%	7/15/23	7,701	8,206
2 Allergan Inc.	2.800%	3/15/23	9,612	9,962
Altria Group Inc.	3.490%	2/14/22	13,862	14,398
Altria Group Inc.	2.850%	8/9/22	31,992	33,245
Altria Group Inc.	2.950%	5/2/23	6,884	7,163
Altria Group Inc.	4.000%	1/31/24	26,393	28,871
Altria Group Inc.	3.800%	2/14/24	16,908	18,373
Altria Group Inc.	2.350%	5/6/25	5,000	5,187
AmerisourceBergen Corp.	3.500%	11/15/21	6,315	6,545
AmerisourceBergen Corp.	3.400%	5/15/24	8,172	8,715
AmerisourceBergen Corp.	3.250%	3/1/25	7,220	7,719
Amgen Inc.	3.875%	11/15/21	19,251	19,949
Amgen Inc.	2.700%	5/1/22	9,296	9,622
Amgen Inc.	2.650%	5/11/22	27,861	28,875
Amgen Inc.	3.625%	5/15/22	7,902	8,288
Amgen Inc.	2.250%	8/19/23	9,020	9,417
Amgen Inc.	3.625%	5/22/24	18,457	20,190
Amgen Inc.	1.900%	2/21/25	10,267	10,631
Amgen Inc.	3.125%	5/1/25	11,820	12,960
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	5,584	5,833
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	44,010	46,596
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	15,467	16,904
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	8,784	9,087
Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	14,322	15,512
Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	30,606	34,394
2 Anheuser-Busch North American Holding
Corp.	3.750%	1/15/22	750	750
Archer-Daniels-Midland Co.	3.375%	3/15/22	5,434	5,689
Archer-Daniels-Midland Co.	2.750%	3/27/25	9,910	10,681
AstraZeneca plc	2.375%	6/12/22	18,615	19,213
AstraZeneca plc	3.500%	8/17/23	15,914	17,227
BAT Capital Corp.	2.764%	8/15/22	18,227	18,755
BAT Capital Corp.	3.222%	8/15/24	44,710	47,068
BAT Capital Corp.	2.789%	9/6/24	18,540	19,217
Baxter International Inc.	1.700%	8/15/21	5,908	5,974
Beam Suntory Inc.	3.250%	5/15/22	3,703	3,738
Becton Dickinson & Co.	3.125%	11/8/21	9,077	9,338
Becton Dickinson & Co.	2.894%	6/6/22	32,592	33,734
Becton Dickinson & Co.	3.363%	6/6/24	33,158	35,703
Becton Dickinson & Co.	3.734%	12/15/24	21,773	23,852
Biogen Inc.	3.625%	9/15/22	19,163	20,469
Boston Scientific Corp.	3.375%	5/15/22	7,690	7,990
Boston Scientific Corp.	3.450%	3/1/24	18,362	19,561
Boston Scientific Corp.	1.900%	6/1/25	4,600	4,653
2 Bristol-Myers Squibb Co.	2.250%	8/15/21	3,195	3,240

2 Bristol-Myers Squibb Co.	2.600%	5/16/22	13,955	14,533
Bristol-Myers Squibb Co.	2.000%	8/1/22	12,076	12,425
2 Bristol-Myers Squibb Co.	3.250%	8/15/22	24,324	25,527
2 Bristol-Myers Squibb Co.	3.550%	8/15/22	20,001	21,125
2 Bristol-Myers Squibb Co.	2.750%	2/15/23	17,771	18,546
2 Bristol-Myers Squibb Co.	3.250%	2/20/23	5,180	5,393
Bristol-Myers Squibb Co.	7.150%	6/15/23	2,325	2,747
2 Bristol-Myers Squibb Co.	4.000%	8/15/23	11,195	12,330
Bristol-Myers Squibb Co.	3.250%	11/1/23	9,034	9,791
2 Bristol-Myers Squibb Co.	3.625%	5/15/24	19,036	20,797
2 Bristol-Myers Squibb Co.	2.900%	7/26/24	50,991	54,971
Brown-Forman Corp.	3.500%	4/15/25	4,176	4,653
Bunge Ltd. Finance Corp.	3.000%	9/25/22	6,999	7,139
Bunge Ltd. Finance Corp.	4.350%	3/15/24	8,450	9,117
Campbell Soup Co.	2.500%	8/2/22	11,657	12,026
Campbell Soup Co.	3.650%	3/15/23	4,135	4,403
Campbell Soup Co.	3.950%	3/15/25	11,991	13,293
Campbell Soup Co.	3.300%	3/19/25	8,485	9,078
Cardinal Health Inc.	2.616%	6/15/22	10,740	11,010
Cardinal Health Inc.	3.200%	3/15/23	10,759	11,257
Cardinal Health Inc.	3.079%	6/15/24	8,098	8,486
Cardinal Health Inc.	3.500%	11/15/24	5,898	6,278
Church & Dwight Co. Inc.	2.450%	8/1/22	7,123	7,331
Church & Dwight Co. Inc.	2.875%	10/1/22	3,233	3,331
Cigna Corp.	3.400%	9/17/21	24,078	24,891
2 Cigna Corp.	3.900%	2/15/22	6,007	6,246
2 Cigna Corp.	3.050%	11/30/22	16,526	17,128
2 Cigna Corp.	3.000%	7/15/23	21,130	22,170
Cigna Corp.	3.750%	7/15/23	24,818	26,811
2 Cigna Corp.	3.500%	6/15/24	14,540	15,509
2 Cigna Corp.	3.250%	4/15/25	5,606	5,974
Clorox Co.	3.800%	11/15/21	3,937	4,104
Clorox Co.	3.050%	9/15/22	6,820	7,165
Clorox Co.	3.500%	12/15/24	8,455	9,304
Coca-Cola Co.	1.550%	9/1/21	20,530	20,827
Coca-Cola Co.	3.300%	9/1/21	28,804	29,902
Coca-Cola Co.	2.200%	5/25/22	11,618	12,035
Coca-Cola Co.	2.500%	4/1/23	13,593	14,361
Coca-Cola Co.	3.200%	11/1/23	11,745	12,796
Coca-Cola Co.	1.750%	9/6/24	10,523	11,005
Coca-Cola Co.	2.950%	3/25/25	11,843	13,091
Coca-Cola European Partners plc	3.250%	8/19/21	674	679
Colgate-Palmolive Co.	2.450%	11/15/21	5,885	6,030
Colgate-Palmolive Co.	2.300%	5/3/22	6,620	6,853
Colgate-Palmolive Co.	2.250%	11/15/22	8,428	8,816
Colgate-Palmolive Co.	1.950%	2/1/23	1,735	1,814
Colgate-Palmolive Co.	2.100%	5/1/23	6,202	6,496
Colgate-Palmolive Co.	3.250%	3/15/24	9,124	9,864
CommonSpirit Health	2.950%	11/1/22	7,832	8,092
CommonSpirit Health	2.760%	10/1/24	11,190	11,352
Conagra Brands Inc.	3.800%	10/22/21	19,762	20,535
Conagra Brands Inc.	3.250%	9/15/22	1,200	1,231
Conagra Brands Inc.	3.200%	1/25/23	8,025	8,415
Conagra Brands Inc.	4.300%	5/1/24	15,434	17,054
Constellation Brands Inc.	2.700%	5/9/22	11,017	11,337
Constellation Brands Inc.	2.650%	11/7/22	17,783	18,475
Constellation Brands Inc.	3.200%	2/15/23	11,333	11,991

Constellation Brands Inc.	4.250%	5/1/23	12,410	13,540
Constellation Brands Inc.	4.750%	11/15/24	9,672	11,052
Covidien International Finance SA	3.200%	6/15/22	14,838	15,555
Covidien International Finance SA	2.950%	6/15/23	3,780	4,014
CVS Health Corp.	2.125%	6/1/21	25,613	25,900
CVS Health Corp.	3.500%	7/20/22	15,830	16,625
CVS Health Corp.	2.750%	12/1/22	23,378	24,358
CVS Health Corp.	4.750%	12/1/22	6,944	7,508
CVS Health Corp.	3.700%	3/9/23	107,449	114,844
CVS Health Corp.	4.000%	12/5/23	13,396	14,607
CVS Health Corp.	3.375%	8/12/24	21,793	23,440
CVS Health Corp.	2.625%	8/15/24	9,516	10,046
CVS Health Corp.	4.100%	3/25/25	77,792	86,688
DH Europe Finance II Sarl	2.050%	11/15/22	12,215	12,509
DH Europe Finance II Sarl	2.200%	11/15/24	12,383	12,931
Diageo Capital plc	2.625%	4/29/23	15,575	16,363
Diageo Capital plc	3.500%	9/18/23	5,750	6,228
Diageo Capital plc	2.125%	10/24/24	9,875	10,326
Diageo Investment Corp.	2.875%	5/11/22	18,092	18,841
Dignity Health	3.125%	11/1/22	4,389	4,464
Eli Lilly & Co.	2.350%	5/15/22	11,030	11,442
Estee Lauder Cos. Inc.	2.000%	12/1/24	9,291	9,777
Flowers Foods Inc.	4.375%	4/1/22	2,955	3,037
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	3,050	3,123
General Mills Inc.	3.150%	12/15/21	7,163	7,346
General Mills Inc.	2.600%	10/12/22	11,866	12,348
General Mills Inc.	3.700%	10/17/23	19,149	20,857
General Mills Inc.	3.650%	2/15/24	4,649	5,013
General Mills Inc.	4.000%	4/17/25	13,594	15,364
Gilead Sciences Inc.	4.400%	12/1/21	20,216	21,179
Gilead Sciences Inc.	1.950%	3/1/22	2,725	2,792
Gilead Sciences Inc.	3.250%	9/1/22	23,987	25,279
Gilead Sciences Inc.	2.500%	9/1/23	17,008	17,944
Gilead Sciences Inc.	3.700%	4/1/24	30,474	33,607
Gilead Sciences Inc.	3.500%	2/1/25	16,944	18,879
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	26,655	28,195
GlaxoSmithKline Capital Inc.	3.375%	5/15/23	10,447	11,264
GlaxoSmithKline Capital Inc.	3.625%	5/15/25	7,316	8,273
GlaxoSmithKline Capital plc	2.850%	5/8/22	25,262	26,436
GlaxoSmithKline Capital plc	2.875%	6/1/22	38,413	40,101
GlaxoSmithKline Capital plc	3.000%	6/1/24	14,275	15,439
Hasbro Inc.	2.600%	11/19/22	1,209	1,240
Hasbro Inc.	3.000%	11/19/24	6,450	6,577
HCA Inc.	4.750%	5/1/23	26,296	28,334
HCA Inc.	5.000%	3/15/24	9,220	10,142
HCA Inc.	5.250%	4/15/25	31,034	35,146
Hershey Co.	2.625%	5/1/23	750	785
Hershey Co.	3.375%	5/15/23	7,016	7,561
Hershey Co.	2.050%	11/15/24	4,400	4,619
Hershey Co.	0.900%	6/1/25	1,700	1,703
JM Smucker Co.	3.500%	10/15/21	10,503	10,935
JM Smucker Co.	3.000%	3/15/22	8,957	9,195
JM Smucker Co.	3.500%	3/15/25	14,232	15,537
Johnson & Johnson	2.450%	12/5/21	4,191	4,311
Johnson & Johnson	2.250%	3/3/22	17,776	18,312
Johnson & Johnson	2.050%	3/1/23	6,452	6,711
Johnson & Johnson	6.730%	11/15/23	50	60

Johnson & Johnson	3.375%	12/5/23	12,486	13,690
Johnson & Johnson	2.625%	1/15/25	8,488	9,213
Kaiser Foundation Hospitals	3.500%	4/1/22	5,722	5,982
Kellogg Co.	3.125%	5/17/22	2,995	3,118
Kellogg Co.	2.650%	12/1/23	10,772	11,376
Keurig Dr Pepper Inc.	2.530%	11/15/21	1,000	1,010
Keurig Dr Pepper Inc.	4.057%	5/25/23	32,888	35,844
Keurig Dr Pepper Inc.	3.130%	12/15/23	18,076	19,389
Keurig Dr Pepper Inc.	4.417%	5/25/25	1,000	1,135
Kimberly-Clark Corp.	2.400%	3/1/22	3,326	3,429
Kimberly-Clark Corp.	2.400%	6/1/23	5,267	5,474
Kroger Co.	2.950%	11/1/21	7,015	7,226
Kroger Co.	3.400%	4/15/22	6,875	7,157
Kroger Co.	2.800%	8/1/22	3,664	3,824
Kroger Co.	3.850%	8/1/23	12,279	13,340
Kroger Co.	4.000%	2/1/24	8,900	9,781
Laboratory Corp. of America Holdings	3.200%	2/1/22	5,932	6,140
Laboratory Corp. of America Holdings	3.750%	8/23/22	10,734	11,318
Laboratory Corp. of America Holdings	4.000%	11/1/23	3,173	3,427
Laboratory Corp. of America Holdings	3.250%	9/1/24	11,982	12,891
Laboratory Corp. of America Holdings	2.300%	12/1/24	6,164	6,404
Laboratory Corp. of America Holdings	3.600%	2/1/25	14,421	15,782
McCormick & Co. Inc.	3.900%	7/15/21	2,755	2,817
McCormick & Co. Inc.	2.700%	8/15/22	8,752	9,134
McCormick & Co. Inc.	3.150%	8/15/24	16,954	18,226
McKesson Corp.	2.700%	12/15/22	3,825	3,959
McKesson Corp.	2.850%	3/15/23	10,490	10,937
McKesson Corp.	3.796%	3/15/24	16,547	17,878
Medtronic Inc.	3.150%	3/15/22	25,059	26,220
Medtronic Inc.	2.750%	4/1/23	6,079	6,353
Medtronic Inc.	3.625%	3/15/24	760	829
Medtronic Inc.	3.500%	3/15/25	43,478	49,274
Merck & Co. Inc.	2.350%	2/10/22	21,924	22,648
Merck & Co. Inc.	2.400%	9/15/22	20,351	21,177
Merck & Co. Inc.	2.800%	5/18/23	34,992	37,399
Merck & Co. Inc.	2.900%	3/7/24	12,154	13,100
Merck & Co. Inc.	2.750%	2/10/25	27,702	30,177
Molson Coors Beverage Co.	2.100%	7/15/21	13,076	13,220
Molson Coors Beverage Co.	3.500%	5/1/22	4,920	5,087
2 Mondelez International Holdings Netherlands
BV	2.125%	9/19/22	6,150	6,313
Mondelez International Inc.	2.125%	4/13/23	1,500	1,551
Mondelez International Inc.	3.625%	5/7/23	9,448	10,197
Mondelez International Inc.	4.000%	2/1/24	8,399	9,195
Mondelez International Inc.	1.500%	5/4/25	8,000	8,130
Mylan Inc.	4.200%	11/29/23	10,778	11,468
Mylan NV	3.150%	6/15/21	18,946	19,293
Novartis Capital Corp.	2.400%	5/17/22	16,227	16,826
Novartis Capital Corp.	2.400%	9/21/22	25,750	26,901
Novartis Capital Corp.	3.400%	5/6/24	20,108	22,122
Novartis Capital Corp.	1.750%	2/14/25	22,946	24,049
PepsiCo Inc.	3.000%	8/25/21	16,063	16,548
PepsiCo Inc.	1.700%	10/6/21	17,240	17,501
PepsiCo Inc.	2.750%	3/5/22	22,764	23,778
PepsiCo Inc.	2.250%	5/2/22	9,855	10,231
PepsiCo Inc.	3.100%	7/17/22	17,482	18,361
PepsiCo Inc.	2.750%	3/1/23	18,229	19,440

PepsiCo Inc.	0.750%	5/1/23	11,100	11,194
PepsiCo Inc.	3.600%	3/1/24	4,232	4,654
PepsiCo Inc.	2.250%	3/19/25	29,649	31,671
PepsiCo Inc.	2.750%	4/30/25	18,665	20,340
Perrigo Finance Unlimited Co.	3.500%	12/15/21	4,244	4,335
Perrigo Finance Unlimited Co.	3.900%	12/15/24	11,060	11,512
Pfizer Inc.	1.950%	6/3/21	25,299	25,678
Pfizer Inc.	3.000%	9/15/21	12,345	12,747
Pfizer Inc.	2.200%	12/15/21	12,148	12,467
Pfizer Inc.	2.800%	3/11/22	14,819	15,413
Pfizer Inc.	3.000%	6/15/23	8,610	9,237
Pfizer Inc.	5.800%	8/12/23	2,699	3,115
Pfizer Inc.	3.200%	9/15/23	9,298	10,067
Pfizer Inc.	2.950%	3/15/24	9,755	10,563
Pfizer Inc.	3.400%	5/15/24	17,174	18,918
Pfizer Inc.	0.800%	5/28/25	8,500	8,466
Philip Morris International Inc.	2.900%	11/15/21	10,321	10,686
Philip Morris International Inc.	2.625%	2/18/22	12,820	13,248
Philip Morris International Inc.	2.375%	8/17/22	10,773	11,172
Philip Morris International Inc.	2.500%	8/22/22	10,678	11,107
Philip Morris International Inc.	2.500%	11/2/22	13,654	14,227
Philip Morris International Inc.	2.625%	3/6/23	9,528	9,982
Philip Morris International Inc.	1.125%	5/1/23	10,225	10,319
Philip Morris International Inc.	2.125%	5/10/23	8,604	8,894
Philip Morris International Inc.	3.600%	11/15/23	5,943	6,489
Philip Morris International Inc.	2.875%	5/1/24	12,860	13,768
Philip Morris International Inc.	3.250%	11/10/24	11,291	12,411
Philip Morris International Inc.	1.500%	5/1/25	4,010	4,092
1 Procter & Gamble - Esop	9.360%	1/1/21	311	316
Procter & Gamble Co.	1.700%	11/3/21	16,834	17,186
Procter & Gamble Co.	2.300%	2/6/22	19,620	20,329
Procter & Gamble Co.	2.150%	8/11/22	12,278	12,771
Procter & Gamble Co.	3.100%	8/15/23	19,444	21,335
Procter & Gamble Co.	2.450%	3/25/25	15,873	17,206
Quest Diagnostics Inc.	4.250%	4/1/24	6,317	6,902
Quest Diagnostics Inc.	3.500%	3/30/25	7,850	8,483
Reynolds American Inc.	4.000%	6/12/22	13,321	14,034
Reynolds American Inc.	4.850%	9/15/23	16,798	18,311
Sanofi	3.375%	6/19/23	6,831	7,405
Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	63,175	64,361
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	36,100	38,105
SSM Health Care Corp.	3.688%	6/1/23	7,575	8,115
Stryker Corp.	3.375%	5/15/24	9,125	10,021
Sysco Corp.	2.500%	7/15/21	4,248	4,296
Sysco Corp.	2.600%	6/12/22	9,558	9,850
Sysco Corp.	3.550%	3/15/25	8,950	9,424
Sysco Corp.	5.650%	4/1/25	5,383	6,123
Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	25,971	27,144
Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	21,855	24,249
Thermo Fisher Scientific Inc.	3.000%	4/15/23	21,052	22,319
Thermo Fisher Scientific Inc.	4.150%	2/1/24	12,446	13,786
Thermo Fisher Scientific Inc.	4.133%	3/25/25	14,274	16,222
Tyson Foods Inc.	2.250%	8/23/21	9,453	9,561
Tyson Foods Inc.	4.500%	6/15/22	19,463	20,668
Tyson Foods Inc.	3.900%	9/28/23	7,758	8,454
Tyson Foods Inc.	3.950%	8/15/24	21,699	23,960
Unilever Capital Corp.	1.375%	7/28/21	9,937	10,037

Unilever Capital Corp.	3.000%	3/7/22	11,550	12,042
Unilever Capital Corp.	2.200%	5/5/22	9,826	10,110
Unilever Capital Corp.	3.125%	3/22/23	10,965	11,694
Unilever Capital Corp.	3.250%	3/7/24	8,204	8,928
Unilever Capital Corp.	2.600%	5/5/24	15,399	16,385
Unilever Capital Corp.	3.375%	3/22/25	5,000	5,538
Unilever Capital Corp.	3.100%	7/30/25	2,000	2,226
UPMC	3.600%	4/3/25	6,000	6,380
Whirlpool Corp.	4.850%	6/15/21	2,388	2,470
Whirlpool Corp.	4.700%	6/1/22	5,075	5,378
Whirlpool Corp.	4.000%	3/1/24	5,450	5,700
Whirlpool Corp.	3.700%	5/1/25	3,279	3,391
Wyeth LLC	6.450%	2/1/24	9,685	11,552
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	4,355	4,453
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	11,652	12,017
Zimmer Biomet Holdings Inc.	3.700%	3/19/23	4,326	4,548
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	29,505	31,556
Zoetis Inc.	3.250%	8/20/21	7,785	8,003
Zoetis Inc.	3.250%	2/1/23	15,238	15,984

Energy (7.6%)
Apache Corp.	3.250%	4/15/22	2,135	2,044
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	2.773%	12/15/22	20,642	21,347
Boardwalk Pipelines LP	3.375%	2/1/23	7,345	7,043
Boardwalk Pipelines LP	4.950%	12/15/24	6,315	6,167
BP Capital Markets America Inc.	2.112%	9/16/21	11,457	11,629
BP Capital Markets America Inc.	3.245%	5/6/22	30,549	31,886
BP Capital Markets America Inc.	2.520%	9/19/22	17,543	18,136
BP Capital Markets America Inc.	2.937%	4/6/23	7,950	8,409
BP Capital Markets America Inc.	2.750%	5/10/23	30,132	31,572
BP Capital Markets America Inc.	3.216%	11/28/23	7,956	8,474
BP Capital Markets America Inc.	3.790%	2/6/24	13,531	14,803
BP Capital Markets America Inc.	3.224%	4/14/24	14,285	15,273
BP Capital Markets America Inc.	3.194%	4/6/25	16,882	18,313
BP Capital Markets plc	3.561%	11/1/21	15,066	15,631
BP Capital Markets plc	3.062%	3/17/22	14,174	14,725
BP Capital Markets plc	3.245%	5/6/22	10,563	11,025
BP Capital Markets plc	2.500%	11/6/22	7,293	7,549
BP Capital Markets plc	3.994%	9/26/23	10,154	11,112
BP Capital Markets plc	3.814%	2/10/24	29,642	32,281
BP Capital Markets plc	3.535%	11/4/24	9,024	9,884
BP Capital Markets plc	3.506%	3/17/25	10,900	11,999
Canadian Natural Resources Ltd.	3.450%	11/15/21	8,868	9,001
Canadian Natural Resources Ltd.	2.950%	1/15/23	14,166	14,449
Canadian Natural Resources Ltd.	3.800%	4/15/24	13,644	14,292
Canadian Natural Resources Ltd.	3.900%	2/1/25	8,301	8,706
Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	19,575	21,826
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	28,085	30,929
Chevron Corp.	2.411%	3/3/22	13,895	14,313
Chevron Corp.	2.498%	3/3/22	11,074	11,460
Chevron Corp.	2.355%	12/5/22	35,308	36,851
Chevron Corp.	1.141%	5/11/23	20,000	20,313
Chevron Corp.	2.566%	5/16/23	11,234	11,855
Chevron Corp.	3.191%	6/24/23	25,717	27,595
Chevron Corp.	2.895%	3/3/24	12,141	13,044
Chevron Corp.	1.554%	5/11/25	30,000	30,946

Cimarex Energy Co.	4.375%	6/1/24	11,692	11,780
Concho Resources Inc.	4.375%	1/15/25	9,007	9,243
ConocoPhillips Co.	2.400%	12/15/22	1,117	1,154
ConocoPhillips Co.	3.350%	11/15/24	6,969	7,472
Diamondback Energy Inc.	2.875%	12/1/24	17,815	17,281
Diamondback Energy Inc.	4.750%	5/31/25	6,000	6,279
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	6,005	6,426
Dominion Energy Gas Holdings LLC	2.500%	11/15/24	6,650	6,967
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	4,944	5,361
Enable Midstream Partners LP	3.900%	5/15/24	7,460	6,938
Enbridge Energy Partners LP	4.200%	9/15/21	8,714	8,916
Enbridge Inc.	2.900%	7/15/22	8,881	9,117
Enbridge Inc.	4.000%	10/1/23	12,761	13,676
Enbridge Inc.	3.500%	6/10/24	8,949	9,539
Enbridge Inc.	2.500%	1/15/25	10,383	10,638
Energy Transfer Operating LP	4.650%	6/1/21	8,588	8,717
Energy Transfer Operating LP	5.200%	2/1/22	10,527	10,909
Energy Transfer Operating LP	3.600%	2/1/23	16,722	16,994
Energy Transfer Operating LP	4.250%	3/15/23	20,307	20,942
Energy Transfer Operating LP	4.200%	9/15/23	7,934	8,212
Energy Transfer Operating LP	5.875%	1/15/24	13,253	14,429
Energy Transfer Operating LP	4.900%	2/1/24	5,615	5,931
Energy Transfer Operating LP	4.500%	4/15/24	8,937	9,350
Energy Transfer Operating LP	4.050%	3/15/25	14,407	14,929
Energy Transfer Operating LP	2.900%	5/15/25	13,510	13,240
Enterprise Products Operating LLC	2.850%	4/15/21	5,000	5,071
Enterprise Products Operating LLC	3.500%	2/1/22	5,725	5,966
Enterprise Products Operating LLC	4.050%	2/15/22	15,333	16,132
Enterprise Products Operating LLC	3.350%	3/15/23	20,601	21,888
Enterprise Products Operating LLC	3.900%	2/15/24	12,991	14,144
Enterprise Products Operating LLC	3.750%	2/15/25	19,107	21,101
1 Enterprise Products Operating LLC	4.875%	8/16/77	7,100	6,214
EOG Resources Inc.	4.100%	2/1/21	9,319	9,482
EOG Resources Inc.	2.625%	3/15/23	13,928	14,491
EOG Resources Inc.	3.150%	4/1/25	5,330	5,805
Exxon Mobil Corp.	2.397%	3/6/22	22,112	22,807
Exxon Mobil Corp.	1.902%	8/16/22	9,985	10,286
Exxon Mobil Corp.	2.726%	3/1/23	27,153	28,614
Exxon Mobil Corp.	1.571%	4/15/23	43,877	45,006
Exxon Mobil Corp.	3.176%	3/15/24	2,287	2,499
Exxon Mobil Corp.	2.019%	8/16/24	15,800	16,582
Exxon Mobil Corp.	2.709%	3/6/25	25,082	27,048
Exxon Mobil Corp.	2.992%	3/19/25	45,903	50,176
Halliburton Co.	3.250%	11/15/21	8,620	8,739
Halliburton Co.	3.500%	8/1/23	1,658	1,706
Helmerich & Payne Inc.	4.650%	3/15/25	6,700	7,037
Hess Corp.	3.500%	7/15/24	5,338	5,211
Husky Energy Inc.	3.950%	4/15/22	7,069	7,097
Husky Energy Inc.	4.000%	4/15/24	12,255	12,249
Kinder Morgan Energy Partners LP	3.500%	3/1/21	5,000	5,047
Kinder Morgan Energy Partners LP	5.800%	3/1/21	6,384	6,494
Kinder Morgan Energy Partners LP	5.000%	10/1/21	8,807	8,936
Kinder Morgan Energy Partners LP	4.150%	3/1/22	4,907	5,129
Kinder Morgan Energy Partners LP	3.950%	9/1/22	12,753	13,361
Kinder Morgan Energy Partners LP	3.450%	2/15/23	10,349	10,808
Kinder Morgan Energy Partners LP	3.500%	9/1/23	7,322	7,708
Kinder Morgan Energy Partners LP	4.150%	2/1/24	8,541	9,168

Kinder Morgan Energy Partners LP	4.300%	5/1/24	10,410	11,286
Kinder Morgan Energy Partners LP	4.250%	9/1/24	12,824	13,954
Kinder Morgan Inc.	3.150%	1/15/23	12,603	13,123
Marathon Oil Corp.	2.800%	11/1/22	14,888	14,367
Marathon Petroleum Corp.	3.400%	12/15/20	18,925	18,936
Marathon Petroleum Corp.	5.375%	10/1/22	50	50
Marathon Petroleum Corp.	4.500%	5/1/23	8,377	8,890
Marathon Petroleum Corp.	4.750%	12/15/23	8,412	9,117
Marathon Petroleum Corp.	3.625%	9/15/24	9,682	10,033
Marathon Petroleum Corp.	4.700%	5/1/25	19,474	21,421
MPLX LP	3.500%	12/1/22	11,850	11,968
MPLX LP	3.375%	3/15/23	10,951	11,143
MPLX LP	4.500%	7/15/23	21,011	22,035
2 MPLX LP	6.375%	5/1/24	3,140	3,250
MPLX LP	4.875%	12/1/24	21,554	23,117
MPLX LP	5.250%	1/15/25	11,565	11,955
MPLX LP	4.000%	2/15/25	8,008	8,208
National Fuel Gas Co.	4.900%	12/1/21	8,064	8,217
National Fuel Gas Co.	3.750%	3/1/23	9,625	9,495
National Oilwell Varco Inc.	2.600%	12/1/22	5,349	5,382
Newfield Exploration Co.	5.750%	1/30/22	10,263	9,904
Newfield Exploration Co.	5.625%	7/1/24	7,721	7,026
Noble Energy Inc.	3.900%	11/15/24	9,972	9,822
ONEOK Inc.	4.250%	2/1/22	5,368	5,523
ONEOK Inc.	7.500%	9/1/23	10,675	11,988
ONEOK Inc.	2.750%	9/1/24	8,042	7,952
ONEOK Partners LP	3.375%	10/1/22	16,174	16,396
ONEOK Partners LP	5.000%	9/15/23	7,425	7,741
ONEOK Partners LP	4.900%	3/15/25	4,649	4,854
Ovintiv Inc.	3.900%	11/15/21	10,969	10,640
Petro-Canada	9.250%	10/15/21	4,936	5,399
Phillips 66	4.300%	4/1/22	30,532	32,350
Phillips 66	3.700%	4/6/23	2,221	2,372
Phillips 66	3.850%	4/9/25	12,276	13,500
Phillips 66 Partners LP	2.450%	12/15/24	5,149	5,175
Phillips 66 Partners LP	3.605%	2/15/25	9,642	10,061
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	6,550	6,566
Plains All American Pipeline LP / PAA
Finance Corp.	2.850%	1/31/23	6,590	6,425
Plains All American Pipeline LP / PAA
Finance Corp.	3.850%	10/15/23	11,568	11,611
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	14,851	14,591
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	11,939	12,521
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	9,599	9,995
Regency Energy Partners LP / Regency
Energy Finance Corp.	4.500%	11/1/23	10,630	11,108
Sabine Pass Liquefaction LLC	6.250%	3/15/22	12,288	13,071
Sabine Pass Liquefaction LLC	5.625%	4/15/23	24,845	26,864
Sabine Pass Liquefaction LLC	5.750%	5/15/24	27,793	30,746
Sabine Pass Liquefaction LLC	5.625%	3/1/25	37,562	41,882
Schlumberger Investment SA	3.650%	12/1/23	17,002	17,979
Shell International Finance BV	1.750%	9/12/21	18,566	18,841
Shell International Finance BV	2.375%	8/21/22	21,815	22,640

Shell International Finance BV	2.250%	1/6/23	18,006	18,684
Shell International Finance BV	3.400%	8/12/23	15,545	16,820
Shell International Finance BV	3.500%	11/13/23	4,630	5,042
Shell International Finance BV	2.000%	11/7/24	29,465	30,712
Shell International Finance BV	2.375%	4/6/25	21,980	23,405
Shell International Finance BV	3.250%	5/11/25	39,697	43,978
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	5,145	5,254
Spectra Energy Partners LP	4.750%	3/15/24	16,844	18,533
Spectra Energy Partners LP	3.500%	3/15/25	4,874	5,199
Suncor Energy Inc.	2.800%	5/15/23	4,000	4,098
Suncor Energy Inc.	3.600%	12/1/24	14,128	14,955
Suncor Energy Inc.	3.100%	5/15/25	5,000	5,231
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	5,000	5,069
Sunoco Logistics Partners Operations LP	4.650%	2/15/22	4,117	4,271
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	3,620	3,670
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	16,920	17,470
TC PipeLines LP	4.650%	6/15/21	2,708	2,739
TechnipFMC plc	3.450%	10/1/22	6,629	6,546
Total Capital Canada Ltd.	2.750%	7/15/23	29,697	31,305
Total Capital International SA	2.750%	6/19/21	9,829	10,027
Total Capital International SA	2.218%	7/12/21	8,255	8,387
Total Capital International SA	2.875%	2/17/22	19,083	19,751
Total Capital International SA	2.700%	1/25/23	19,159	20,084
Total Capital International SA	3.700%	1/15/24	19,430	21,319
Total Capital International SA	3.750%	4/10/24	22,118	24,448
Total Capital International SA	2.434%	1/10/25	13,958	14,772
Total Capital SA	4.250%	12/15/21	5,590	5,871
TransCanada PipeLines Ltd.	2.500%	8/1/22	15,769	16,130
TransCanada PipeLines Ltd.	3.750%	10/16/23	13,862	14,700
Valero Energy Corp.	2.700%	4/15/23	14,625	15,114
Valero Energy Corp.	3.650%	3/15/25	10,891	11,733
Valero Energy Corp.	2.850%	4/15/25	8,119	8,503
Williams Cos. Inc.	7.875%	9/1/21	3,974	4,277
Williams Cos. Inc.	4.000%	11/15/21	15,040	15,264
Williams Cos. Inc.	3.600%	3/15/22	20,473	21,062
Williams Cos. Inc.	3.350%	8/15/22	18,205	18,706
Williams Cos. Inc.	3.700%	1/15/23	13,946	14,521
Williams Cos. Inc.	4.500%	11/15/23	10,237	11,032
Williams Cos. Inc.	4.300%	3/4/24	16,188	17,341
Williams Cos. Inc.	4.550%	6/24/24	10,290	11,152
Williams Cos. Inc.	3.900%	1/15/25	9,127	9,743

Other Industrial (0.1%)
CBRE Services Inc.	5.250%	3/15/25	6,309	6,867
Cintas Corp. No. 2	4.300%	6/1/21	2,015	2,078
Cintas Corp. No. 2	2.900%	4/1/22	8,015	8,314
Cintas Corp. No. 2	3.250%	6/1/22	4,675	4,847
Fluor Corp.	3.500%	12/15/24	7,838	7,084

Technology (9.6%)
Adobe Inc.	1.700%	2/1/23	10,884	11,243
Adobe Inc.	1.900%	2/1/25	11,004	11,488
Adobe Inc.	3.250%	2/1/25	12,769	14,202
Alphabet Inc.	3.375%	2/25/24	14,906	16,594
Altera Corp.	4.100%	11/15/23	12,827	14,276
Analog Devices Inc.	2.500%	12/5/21	10,945	11,200

Analog Devices Inc.	2.875%	6/1/23	8,256	8,636
Analog Devices Inc.	3.125%	12/5/23	5,150	5,499
Analog Devices Inc.	2.950%	4/1/25	4,382	4,655
Apple Inc.	1.550%	8/4/21	19,205	19,413
Apple Inc.	2.150%	2/9/22	12,259	12,640
Apple Inc.	2.500%	2/9/22	31,146	32,221
Apple Inc.	2.300%	5/11/22	16,980	17,608
Apple Inc.	2.700%	5/13/22	31,997	33,469
Apple Inc.	1.700%	9/11/22	7,930	8,176
Apple Inc.	2.100%	9/12/22	14,474	15,020
Apple Inc.	2.400%	1/13/23	12,009	12,636
Apple Inc.	2.850%	2/23/23	22,584	23,945
Apple Inc.	2.400%	5/3/23	84,872	89,716
Apple Inc.	0.750%	5/11/23	29,550	29,833
Apple Inc.	3.000%	2/9/24	26,948	29,222
Apple Inc.	3.450%	5/6/24	39,227	43,551
Apple Inc.	2.850%	5/11/24	37,749	40,833
Apple Inc.	1.800%	9/11/24	11,809	12,413
Apple Inc.	2.750%	1/13/25	8,717	9,497
Apple Inc.	2.500%	2/9/25	17,250	18,662
Apple Inc.	1.125%	5/11/25	33,000	33,565
Apple Inc.	3.200%	5/13/25	45,134	50,744
Applied Materials Inc.	4.300%	6/15/21	6,800	7,076
Arrow Electronics Inc.	3.500%	4/1/22	4,521	4,599
Arrow Electronics Inc.	4.500%	3/1/23	4,350	4,552
Arrow Electronics Inc.	3.250%	9/8/24	9,555	10,092
Arrow Electronics Inc.	4.000%	4/1/25	4,920	5,199
Autodesk Inc.	3.600%	12/15/22	2,993	3,127
Avnet Inc.	3.750%	12/1/21	4,175	4,267
Avnet Inc.	4.875%	12/1/22	5,475	5,825
Baidu Inc.	2.875%	7/6/22	10,175	10,432
Baidu Inc.	3.500%	11/28/22	7,749	8,062
Baidu Inc.	3.875%	9/29/23	20,630	21,899
Baidu Inc.	4.375%	5/14/24	12,600	13,665
Baidu Inc.	3.075%	4/7/25	3,900	4,076
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.000%	1/15/22	15,000	15,349
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	2.650%	1/15/23	22,939	23,494
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.625%	1/15/24	39,549	41,656
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.125%	1/15/25	16,046	16,566
2 Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.459%	9/15/26	9,808	10,080
2 Broadcom Inc.	3.125%	10/15/22	11,120	11,486
2 Broadcom Inc.	2.250%	11/15/23	6,000	6,075
2 Broadcom Inc.	3.625%	10/15/24	25,540	27,092
2 Broadcom Inc.	4.700%	4/15/25	25,000	27,460
Cadence Design Systems Inc.	4.375%	10/15/24	5,382	5,900
Cisco Systems Inc.	1.850%	9/20/21	36,117	36,808
Cisco Systems Inc.	3.000%	6/15/22	6,530	6,875
Cisco Systems Inc.	2.600%	2/28/23	6,940	7,327
Cisco Systems Inc.	2.200%	9/20/23	12,960	13,664
Cisco Systems Inc.	3.625%	3/4/24	9,807	10,911
Corning Inc.	2.900%	5/15/22	6,788	6,964
2 Dell International LLC / EMC Corp.	5.450%	6/15/23	66,972	71,515

2 Dell International LLC / EMC Corp.	4.000%	7/15/24	15,945	16,468
2 Dell International LLC / EMC Corp.	4.420%	6/15/21	50,150	51,090
DXC Technology Co.	4.000%	4/15/23	12,100	12,456
DXC Technology Co.	4.250%	4/15/24	7,265	7,622
DXC Technology Co.	4.125%	4/15/25	9,875	10,297
Equifax Inc.	2.300%	6/1/21	5,578	5,598
Equifax Inc.	3.600%	8/15/21	4,604	4,691
Equifax Inc.	3.300%	12/15/22	9,587	9,932
Equifax Inc.	3.950%	6/15/23	5,816	6,136
Equifax Inc.	2.600%	12/1/24	14,683	15,386
Equinix Inc.	2.625%	11/18/24	21,426	22,614
Fidelity National Information Services Inc.	3.500%	4/15/23	22,140	23,584
Fidelity National Information Services Inc.	3.875%	6/5/24	6,434	6,976
Fiserv Inc.	4.750%	6/15/21	2,155	2,243
Fiserv Inc.	3.500%	10/1/22	15,539	16,422
Fiserv Inc.	3.800%	10/1/23	25,024	27,264
Fiserv Inc.	2.750%	7/1/24	32,786	34,808
Flex Ltd.	5.000%	2/15/23	6,546	6,869
FLIR Systems Inc.	3.125%	6/15/21	6,418	6,441
Global Payments Inc.	2.650%	2/15/25	20,551	21,468
Hewlett Packard Enterprise Co.	3.500%	10/5/21	5,763	5,934
Hewlett Packard Enterprise Co.	4.400%	10/15/22	29,298	31,364
Hewlett Packard Enterprise Co.	2.250%	4/1/23	9,125	9,322
Hewlett Packard Enterprise Co.	4.450%	10/2/23	19,000	20,557
Hewlett Packard Enterprise Co.	4.650%	10/1/24	15,955	17,576
HP Inc.	4.300%	6/1/21	7,357	7,591
HP Inc.	4.375%	9/15/21	4,043	4,168
HP Inc.	4.650%	12/9/21	7,457	7,812
HP Inc.	4.050%	9/15/22	6,475	6,884
IBM Credit LLC	1.800%	1/20/21	25	25
IBM Credit LLC	3.600%	11/30/21	10,630	11,135
IBM Credit LLC	2.200%	9/8/22	6,665	6,904
IBM Credit LLC	3.000%	2/6/23	10,072	10,672
Intel Corp.	3.300%	10/1/21	32,143	33,387
Intel Corp.	2.350%	5/11/22	13,224	13,704
Intel Corp.	3.100%	7/29/22	13,231	14,002
Intel Corp.	2.700%	12/15/22	32,497	34,396
Intel Corp.	2.875%	5/11/24	15,800	17,148
Intel Corp.	3.400%	3/25/25	24,993	28,087
International Business Machines Corp.	2.500%	1/27/22	16,512	17,068
International Business Machines Corp.	2.850%	5/13/22	44,597	46,601
International Business Machines Corp.	1.875%	8/1/22	13,382	13,740
International Business Machines Corp.	2.875%	11/9/22	22,265	23,500
International Business Machines Corp.	3.375%	8/1/23	31,963	34,598
International Business Machines Corp.	3.625%	2/12/24	17,744	19,546
International Business Machines Corp.	3.000%	5/15/24	42,640	46,072
Jabil Inc.	4.700%	9/15/22	6,627	6,936
Juniper Networks Inc.	4.500%	3/15/24	8,933	9,730
Keysight Technologies Inc.	4.550%	10/30/24	1,761	1,950
KLA Corp.	4.650%	11/1/24	19,058	21,549
Lam Research Corp.	2.800%	6/15/21	7,999	8,177
Lam Research Corp.	3.800%	3/15/25	10,696	11,895
2 Leidos Inc.	2.950%	5/15/23	8,000	8,270
2 Leidos Inc.	3.625%	5/15/25	9,700	10,391
Marvell Technology Group Ltd.	4.200%	6/22/23	9,451	9,876
Maxim Integrated Products Inc.	3.375%	3/15/23	7,157	7,368
Microchip Technology Inc.	3.922%	6/1/21	11,025	11,215

Microchip Technology Inc.	4.333%	6/1/23	18,555	19,506
Micron Technology Inc.	4.640%	2/6/24	5,100	5,604
Microsoft Corp.	1.550%	8/8/21	37,316	37,831
Microsoft Corp.	2.400%	2/6/22	33,426	34,549
Microsoft Corp.	2.375%	2/12/22	14,426	14,918
Microsoft Corp.	2.650%	11/3/22	22,281	23,476
Microsoft Corp.	2.125%	11/15/22	15,122	15,832
Microsoft Corp.	2.375%	5/1/23	21,376	22,516
Microsoft Corp.	2.000%	8/8/23	20,127	21,106
Microsoft Corp.	3.625%	12/15/23	17,102	18,971
Microsoft Corp.	2.875%	2/6/24	37,879	40,985
Microsoft Corp.	2.700%	2/12/25	34,911	38,187
Motorola Solutions Inc.	3.750%	5/15/22	7,492	7,755
Motorola Solutions Inc.	3.500%	3/1/23	11,001	11,456
Motorola Solutions Inc.	4.000%	9/1/24	10,506	11,442
NetApp Inc.	3.375%	6/15/21	7,509	7,647
NetApp Inc.	3.300%	9/29/24	6,385	6,831
NVIDIA Corp.	2.200%	9/16/21	14,122	14,411
2 NXP BV / NXP Funding LLC	4.875%	3/1/24	13,018	14,395
2 NXP BV / NXP Funding LLC / NXP USA Inc.	2.700%	5/1/25	4,512	4,653
Oracle Corp.	2.800%	7/8/21	18,535	19,030
Oracle Corp.	1.900%	9/15/21	69,665	70,895
Oracle Corp.	2.500%	5/15/22	26,773	27,708
Oracle Corp.	2.500%	10/15/22	47,387	49,621
Oracle Corp.	2.625%	2/15/23	28,825	30,384
Oracle Corp.	3.625%	7/15/23	15,763	17,187
Oracle Corp.	2.400%	9/15/23	32,624	34,389
Oracle Corp.	3.400%	7/8/24	30,972	33,946
Oracle Corp.	2.950%	11/15/24	33,842	36,794
Oracle Corp.	2.500%	4/1/25	48,469	51,651
Oracle Corp.	2.950%	5/15/25	36,161	39,365
PayPal Holdings Inc.	2.200%	9/26/22	9,860	10,170
PayPal Holdings Inc.	1.350%	6/1/23	10,000	10,158
PayPal Holdings Inc.	2.400%	10/1/24	18,791	19,784
QUALCOMM Inc.	3.000%	5/20/22	41,120	43,099
QUALCOMM Inc.	2.600%	1/30/23	10,072	10,561
QUALCOMM Inc.	2.900%	5/20/24	25,581	27,501
QUALCOMM Inc.	3.450%	5/20/25	30,555	33,972
salesforce.com Inc.	3.250%	4/11/23	15,700	16,886
Seagate HDD Cayman	4.250%	3/1/22	5,000	5,138
Seagate HDD Cayman	4.750%	6/1/23	7,072	7,461
Seagate HDD Cayman	4.875%	3/1/24	6,945	7,362
Seagate HDD Cayman	4.750%	1/1/25	8,325	8,845
Tech Data Corp.	3.700%	2/15/22	7,405	7,382
Texas Instruments Inc.	1.850%	5/15/22	12,099	12,417
Texas Instruments Inc.	2.250%	5/1/23	2,200	2,295
Texas Instruments Inc.	2.625%	5/15/24	6,965	7,388
Texas Instruments Inc.	1.375%	3/12/25	13,396	13,769
Total System Services Inc.	3.750%	6/1/23	9,466	10,065
Total System Services Inc.	4.000%	6/1/23	7,289	7,826
Trimble Inc.	4.150%	6/15/23	4,436	4,566
Trimble Inc.	4.750%	12/1/24	6,302	6,570
Tyco Electronics Group SA	3.500%	2/3/22	8,949	9,263
Tyco Electronics Group SA	3.450%	8/1/24	7,311	7,870
Verisk Analytics Inc.	4.125%	9/12/22	10,379	11,121
VMware Inc.	2.950%	8/21/22	30,430	31,412
VMware Inc.	4.500%	5/15/25	7,760	8,369

Xilinx Inc.	2.950%	6/1/24	11,817	12,555

Transportation (1.7%)
1 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	7/15/24	7,915	6,174
Burlington Northern Santa Fe LLC	3.450%	9/15/21	9,347	9,628
Burlington Northern Santa Fe LLC	3.050%	3/15/22	11,036	11,473
Burlington Northern Santa Fe LLC	3.050%	9/1/22	10,132	10,662
Burlington Northern Santa Fe LLC	3.000%	3/15/23	10,072	10,625
Burlington Northern Santa Fe LLC	3.850%	9/1/23	12,181	13,320
Burlington Northern Santa Fe LLC	3.750%	4/1/24	9,349	10,338
Burlington Northern Santa Fe LLC	3.400%	9/1/24	10,430	11,465
Burlington Northern Santa Fe LLC	3.000%	4/1/25	5,104	5,657
Canadian National Railway Co.	2.850%	12/15/21	8,925	9,173
Canadian National Railway Co.	2.950%	11/21/24	4,520	4,761
Canadian Pacific Railway Co.	9.450%	8/1/21	2,250	2,440
Canadian Pacific Railway Co.	4.450%	3/15/23	4,067	4,242
Canadian Pacific Railway Co.	2.900%	2/1/25	11,425	11,994
1 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	4,326	3,764
1 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	6,761	6,126
1 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	1,222	1,057
CSX Corp.	4.250%	6/1/21	8,840	9,060
CSX Corp.	3.700%	11/1/23	5,980	6,485
CSX Corp.	3.400%	8/1/24	13,777	14,997
1 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	2/10/24	3,647	3,392
1 Delta Air Lines 2019-1 Class AA Pass
Through Trust	3.204%	4/25/24	4,716	4,366
FedEx Corp.	3.400%	1/14/22	5,903	6,148
FedEx Corp.	2.625%	8/1/22	10,420	10,849
FedEx Corp.	4.000%	1/15/24	7,352	8,079
FedEx Corp.	3.200%	2/1/25	6,897	7,435
FedEx Corp.	3.800%	5/15/25	17,883	19,617
JB Hunt Transport Services Inc.	3.300%	8/15/22	5,993	6,213
Kansas City Southern	3.000%	5/15/23	3,887	3,958
Norfolk Southern Corp.	3.250%	12/1/21	14,705	15,159
Norfolk Southern Corp.	3.000%	4/1/22	9,699	10,012
Norfolk Southern Corp.	2.903%	2/15/23	6,250	6,542
Norfolk Southern Corp.	3.850%	1/15/24	3,392	3,684
Ryder System Inc.	3.500%	6/1/21	3,423	3,466
Ryder System Inc.	2.250%	9/1/21	5,907	5,910
Ryder System Inc.	3.450%	11/15/21	1,750	1,770
Ryder System Inc.	2.800%	3/1/22	5,307	5,343
Ryder System Inc.	2.875%	6/1/22	10,919	11,087
Ryder System Inc.	2.500%	9/1/22	2,585	2,578
Ryder System Inc.	3.400%	3/1/23	8,245	8,502
Ryder System Inc.	3.750%	6/9/23	8,976	9,381
Ryder System Inc.	3.875%	12/1/23	3,824	4,038
Ryder System Inc.	3.650%	3/18/24	9,466	9,945
Ryder System Inc.	2.500%	9/1/24	12,486	12,405
Southwest Airlines Co.	2.750%	11/16/22	5,700	5,710
Southwest Airlines Co.	4.750%	5/4/23	10,000	10,150
Southwest Airlines Co.	5.250%	5/4/25	20,492	20,748
Union Pacific Corp.	3.200%	6/8/21	7,249	7,425

Union Pacific Corp.	2.950%	3/1/22	10,835	11,271
Union Pacific Corp.	4.163%	7/15/22	10,841	11,510
Union Pacific Corp.	2.950%	1/15/23	8,317	8,643
Union Pacific Corp.	2.750%	4/15/23	4,004	4,211
Union Pacific Corp.	3.500%	6/8/23	6,780	7,310
Union Pacific Corp.	3.646%	2/15/24	7,750	8,361
Union Pacific Corp.	3.150%	3/1/24	7,218	7,796
Union Pacific Corp.	3.750%	3/15/24	8,168	8,877
Union Pacific Corp.	3.250%	1/15/25	4,401	4,735
United Parcel Service Inc.	2.350%	5/16/22	10,849	11,215
United Parcel Service Inc.	2.450%	10/1/22	17,941	18,704
United Parcel Service Inc.	2.500%	4/1/23	17,416	18,295
United Parcel Service Inc.	2.200%	9/1/24	1,354	1,420
United Parcel Service Inc.	2.800%	11/15/24	12,592	13,441
United Parcel Service Inc.	3.900%	4/1/25	13,192	14,985
				17,380,029
Utilities (4.5%)
Electric (4.2%)
AEP Texas Inc.	2.400%	10/1/22	5,650	5,828
Alabama Power Co.	2.450%	3/30/22	16,025	16,549
Alabama Power Co.	3.550%	12/1/23	5,980	6,550
Ameren Corp.	2.500%	9/15/24	8,673	9,231
Ameren Illinois Co.	2.700%	9/1/22	4,585	4,758
Ameren Illinois Co.	3.250%	3/1/25	4,527	4,961
American Electric Power Co. Inc.	3.650%	12/1/21	8,967	9,309
American Electric Power Co. Inc.	2.950%	12/15/22	5,732	5,984
Arizona Public Service Co.	3.150%	5/15/25	4,846	5,250
Avangrid Inc.	3.150%	12/1/24	9,424	10,100
Avangrid Inc.	3.200%	4/15/25	3,862	4,133
Baltimore Gas & Electric Co.	3.500%	11/15/21	5,918	5,936
Baltimore Gas & Electric Co.	3.350%	7/1/23	5,225	5,571
Berkshire Hathaway Energy Co.	2.800%	1/15/23	4,700	4,936
Berkshire Hathaway Energy Co.	3.750%	11/15/23	7,735	8,451
Berkshire Hathaway Energy Co.	3.500%	2/1/25	9,395	10,317
2 Berkshire Hathaway Energy Co.	4.050%	4/15/25	5,000	5,647
Black Hills Corp.	4.250%	11/30/23	7,757	8,369
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	5,511	5,588
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	2,987	3,066
CenterPoint Energy Inc.	3.600%	11/1/21	6,665	6,881
CenterPoint Energy Inc.	2.500%	9/1/22	8,297	8,547
CenterPoint Energy Inc.	3.850%	2/1/24	7,323	7,901
CenterPoint Energy Inc.	2.500%	9/1/24	9,655	10,001
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,900	2,222
CMS Energy Corp.	5.050%	3/15/22	6,038	6,378
Commonwealth Edison Co.	3.400%	9/1/21	9,283	9,520
Connecticut Light & Power Co.	2.500%	1/15/23	7,132	7,410
Consumers Energy Co.	2.850%	5/15/22	8,419	8,737
Consumers Energy Co.	3.375%	8/15/23	4,905	5,298
Delmarva Power & Light Co.	3.500%	11/15/23	6,459	6,978
Dominion Energy Inc.	4.104%	4/1/21	7,680	7,853
Dominion Energy Inc.	2.000%	8/15/21	7,376	7,475
Dominion Energy Inc.	2.715%	8/15/21	7,515	7,641
Dominion Energy Inc.	2.750%	1/15/22	11,908	12,297
Dominion Energy Inc.	2.750%	9/15/22	5,003	5,143
Dominion Energy Inc.	3.071%	8/15/24	5,024	5,284
Dominion Energy Inc.	3.900%	10/1/25	5,000	5,566
1 Dominion Energy Inc.	5.750%	10/1/54	9,825	9,923

DTE Electric Co.	3.650%	3/15/24	6,025	6,577
DTE Electric Co.	3.375%	3/1/25	5,000	5,498
DTE Energy Co.	2.600%	6/15/22	4,815	4,948
DTE Energy Co.	3.300%	6/15/22	5,770	6,001
DTE Energy Co.	2.250%	11/1/22	9,375	9,652
DTE Energy Co.	3.700%	8/1/23	9,040	9,662
DTE Energy Co.	3.850%	12/1/23	5,711	6,140
DTE Energy Co.	3.500%	6/1/24	6,490	6,924
DTE Energy Co.	2.529%	10/1/24	6,336	6,545
Duke Energy Carolinas LLC	3.900%	6/15/21	5,825	5,973
Duke Energy Carolinas LLC	3.350%	5/15/22	5,405	5,687
Duke Energy Carolinas LLC	2.500%	3/15/23	8,486	8,890
Duke Energy Carolinas LLC	3.050%	3/15/23	5,379	5,683
Duke Energy Corp.	1.800%	9/1/21	11,608	11,745
Duke Energy Corp.	3.550%	9/15/21	7,765	7,979
Duke Energy Corp.	2.400%	8/15/22	8,191	8,448
Duke Energy Corp.	3.050%	8/15/22	6,712	7,022
Duke Energy Corp.	3.950%	10/15/23	6,108	6,658
Duke Energy Corp.	3.750%	4/15/24	16,023	17,514
Duke Energy Corp.	2.650%	9/1/26	5,000	5,349
Duke Energy Florida LLC	3.100%	8/15/21	3,921	4,007
Duke Energy Ohio Inc.	3.800%	9/1/23	8,898	9,689
Duke Energy Progress LLC	3.000%	9/15/21	8,779	8,980
Duke Energy Progress LLC	2.800%	5/15/22	11,582	12,019
Duke Energy Progress LLC	3.375%	9/1/23	6,209	6,706
Edison International	2.400%	9/15/22	6,987	7,059
Edison International	3.125%	11/15/22	4,150	4,208
Edison International	2.950%	3/15/23	4,999	5,093
Edison International	3.550%	11/15/24	7,885	8,097
Edison International	4.950%	4/15/25	5,400	5,902
Emera US Finance LP	2.700%	6/15/21	7,843	7,941
Enel Generacion Chile SA	4.250%	4/15/24	4,865	5,122
Entergy Arkansas Inc.	3.700%	6/1/24	2,657	2,904
Entergy Corp.	4.000%	7/15/22	9,514	10,004
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	2,688	3,168
Entergy Louisiana LLC	4.050%	9/1/23	7,315	7,984
Entergy Louisiana LLC	5.400%	11/1/24	5,906	6,980
Evergy Inc.	2.450%	9/15/24	12,199	12,730
Eversource Energy	2.750%	3/15/22	6,530	6,732
Eversource Energy	2.800%	5/1/23	6,125	6,386
Eversource Energy	3.800%	12/1/23	8,050	8,735
Eversource Energy	2.900%	10/1/24	8,987	9,555
Eversource Energy	3.150%	1/15/25	7,232	7,803
Exelon Corp.	5.150%	12/1/20	7,302	7,383
Exelon Corp.	2.450%	4/15/21	4,200	4,257
Exelon Corp.	3.497%	6/1/22	8,491	8,817
Exelon Generation Co. LLC	3.400%	3/15/22	8,790	9,098
Exelon Generation Co. LLC	4.250%	6/15/22	11,734	12,309
FirstEnergy Corp.	2.850%	7/15/22	15,834	16,311
FirstEnergy Corp.	4.250%	3/15/23	16,145	17,381
FirstEnergy Corp.	2.050%	3/1/25	3,783	3,866
Florida Power & Light Co.	2.750%	6/1/23	7,000	7,401
Florida Power & Light Co.	3.250%	6/1/24	9,850	10,729
Florida Power & Light Co.	2.850%	4/1/25	16,919	18,383
Georgia Power Co.	2.850%	5/15/22	6,923	7,192
Georgia Power Co.	2.100%	7/30/23	13,907	14,402
Georgia Power Co.	2.200%	9/15/24	6,000	6,258

Great Plains Energy Inc.	4.850%	6/1/21	5,207	5,339
Interstate Power & Light Co.	3.250%	12/1/24	7,918	8,565
IPALCO Enterprises Inc.	3.700%	9/1/24	7,453	7,844
ITC Holdings Corp.	2.700%	11/15/22	8,175	8,473
ITC Holdings Corp.	3.650%	6/15/24	6,043	6,484
Kansas City Power & Light Co.	3.150%	3/15/23	4,065	4,289
MidAmerican Energy Co.	3.500%	10/15/24	9,226	10,177
National Rural Utilities Cooperative Finance
Corp.	1.750%	1/21/22	9,732	9,835
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	7,541	7,796
National Rural Utilities Cooperative Finance
Corp.	2.400%	4/25/22	9,590	9,884
National Rural Utilities Cooperative Finance
Corp.	2.300%	9/15/22	4,848	5,006
National Rural Utilities Cooperative Finance
Corp.	2.700%	2/15/23	6,225	6,506
National Rural Utilities Cooperative Finance
Corp.	3.400%	11/15/23	8,442	9,101
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	9,953	10,589
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	7,777	8,355
1 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	4,525	4,435
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	6,000	6,165
NextEra Energy Capital Holdings Inc.	2.403%	9/1/21	16,917	17,307
NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	22,837	23,654
NextEra Energy Capital Holdings Inc.	3.300%	8/15/22	200	210
NextEra Energy Capital Holdings Inc.	1.950%	9/1/22	750	767
NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	6,135	6,405
NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	28,682	30,747
NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	19,134	20,488
Northern States Power Co.	2.150%	8/15/22	2,875	2,947
Northern States Power Co.	2.600%	5/15/23	6,906	7,226
Ohio Power Co.	5.375%	10/1/21	7,529	7,980
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	6,018	6,357
Oncor Electric Delivery Co. LLC	2.750%	6/1/24	15,107	16,116
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	5,653	6,038
PacifiCorp	3.850%	6/15/21	4,437	4,553
PacifiCorp	2.950%	2/1/22	9,598	9,899
PacifiCorp	2.950%	6/1/23	3,650	3,860
PacifiCorp	3.600%	4/1/24	4,900	5,343
PECO Energy Co.	1.700%	9/15/21	4,929	4,975
PECO Energy Co.	2.375%	9/15/22	2,229	2,299
Potomac Electric Power Co.	3.600%	3/15/24	4,861	5,288
PPL Capital Funding Inc.	4.200%	6/15/22	8,654	9,173
PPL Capital Funding Inc.	3.500%	12/1/22	8,334	8,752
PPL Capital Funding Inc.	3.400%	6/1/23	7,369	7,748
PPL Capital Funding Inc.	3.950%	3/15/24	4,061	4,370
PPL Electric Utilities Corp.	3.000%	9/15/21	3,769	3,852
Progress Energy Inc.	3.150%	4/1/22	8,187	8,484
PSEG Power LLC	3.000%	6/15/21	7,115	7,267
PSEG Power LLC	3.850%	6/1/23	9,100	9,703
Public Service Co. of Colorado	2.250%	9/15/22	7,672	7,862
Public Service Co. of New Hampshire	3.500%	11/1/23	9,040	9,775
Public Service Electric & Gas Co.	2.375%	5/15/23	8,425	8,785

Public Service Electric & Gas Co.	3.250%	9/1/23	3,140	3,383
Public Service Electric & Gas Co.	3.000%	5/15/25	4,533	4,954
Public Service Enterprise Group Inc.	2.000%	11/15/21	5,994	6,069
Public Service Enterprise Group Inc.	2.650%	11/15/22	6,980	7,242
Public Service Enterprise Group Inc.	2.875%	6/15/24	18,751	19,908
Puget Energy Inc.	6.500%	12/15/20	8,370	8,620
Puget Energy Inc.	6.000%	9/1/21	9,332	9,721
Puget Energy Inc.	5.625%	7/15/22	6,176	6,532
Puget Energy Inc.	3.650%	5/15/25	5,582	5,628
San Diego Gas & Electric Co.	3.000%	8/15/21	3,506	3,564
San Diego Gas & Electric Co.	3.600%	9/1/23	5,825	6,219
Scottish Power Ltd.	5.810%	3/15/25	2,735	3,169
Southern California Edison Co.	3.875%	6/1/21	4,760	4,850
Southern California Edison Co.	2.400%	2/1/22	4,705	4,777
Southern California Edison Co.	3.400%	6/1/23	7,655	8,048
Southern California Edison Co.	3.500%	10/1/23	7,323	7,754
Southern California Edison Co.	3.700%	8/1/25	8,000	8,758
Southern Co.	2.350%	7/1/21	5,872	5,965
Southern Co.	2.950%	7/1/23	14,313	15,095
1 Southern Co.	5.500%	3/15/57	4,200	4,211
Southern Power Co.	2.500%	12/15/21	6,000	6,120
Southwestern Public Service Co.	3.300%	6/15/24	4,950	5,346
Tucson Electric Power Co.	3.050%	3/15/25	4,600	4,970
Union Electric Co.	3.500%	4/15/24	5,810	6,293
Virginia Electric & Power Co.	2.950%	1/15/22	5,300	5,446
Virginia Electric & Power Co.	3.450%	9/1/22	6,764	7,103
Virginia Electric & Power Co.	2.750%	3/15/23	18,168	18,964
Virginia Electric & Power Co.	3.450%	2/15/24	5,021	5,400
Virginia Electric & Power Co.	3.100%	5/15/25	1,843	1,998
WEC Energy Group Inc.	3.375%	6/15/21	3,486	3,583
Wisconsin Electric Power Co.	2.950%	9/15/21	3,921	4,009
Wisconsin Electric Power Co.	2.050%	12/15/24	7,310	7,598
Wisconsin Public Service Corp.	3.350%	11/21/21	6,760	7,020
Xcel Energy Inc.	2.600%	3/15/22	3,900	4,003

Natural Gas (0.2%)
CenterPoint Energy Resources Corp.	3.550%	4/1/23	4,635	4,896
NiSource Inc.	2.650%	11/17/22	6,575	6,823
NiSource Inc.	3.650%	6/15/23	6,450	6,898
ONE Gas Inc.	3.610%	2/1/24	2,334	2,533
Sempra Energy	2.875%	10/1/22	12,583	12,979
Sempra Energy	2.900%	2/1/23	8,533	8,861
Sempra Energy	4.050%	12/1/23	4,876	5,279
Sempra Energy	3.550%	6/15/24	7,864	8,416
Southern California Gas Co.	3.150%	9/15/24	6,297	6,810
Southern Co. Gas Capital Corp.	3.500%	9/15/21	7,641	7,773
Southern Co. Gas Capital Corp.	2.450%	10/1/23	6,016	6,161

Other Utility (0.1%)
American Water Capital Corp.	3.850%	3/1/24	3,861	4,238
American Water Capital Corp.	3.400%	3/1/25	8,874	9,781
				1,466,916
Total Corporate Bonds (Cost $31,231,285)				32,143,177

		Shares
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
4 Vanguard Market Liquidity Fund (Cost
$107,707)	0.307%	1,077,115	107,712
Total Investments (99.3%) (Cost $31,346,000)			32,257,897
Other Assets and Liabilities -Net (0.7%)			218,072
Net Assets (100%)			32,475,969
Cost is in $000.

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, the aggregate value of these securities was $989,559,000, representing 3.0% of net assets.
3 Securities with a value of $1,679,000 have been segregated as initial margin for open futures contracts.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2020	2,312	290,445	22

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May
31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	7,008	—	7,008
Corporate Bonds	—	32,143,177	—	32,143,177
Temporary Cash Investments	107,712	—	—	107,712
Total	107,712	32,150,185	—	32,257,897
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	290	—	—	290
1 Represents variation margin on the last day of the reporting period.